UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.0%)
Agency Adjustable Rate Mortgage (0.2%)
Federal National Mortgage Association,
Conventional Pool:
2.33%, 5/1/35	$429	$459

Agency Fixed Rate Mortgages (19.6%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/1/45 (a)	3,140	3,203
3.50%, 4/1/45 (a)	5,119	5,365
Gold Pools:
4.00%, 12/1/41	544	582
6.00%, 8/1/37 – 5/1/38	213	242
6.50%, 9/1/32	29	34
7.50%, 5/1/35	78	96
8.00%, 8/1/32	51	66
8.50%, 8/1/31	61	76
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/30 (a)	1,022	1,071
3.50%, 4/1/30 – 4/1/45(a)	3,446	3,630
4.00%, 4/1/45 (a)	2,437	2,606
4.50%, 4/1/45 (a)	3,077	3,357
Conventional Pools:
3.50%, 12/1/42	16	17
4.00%, 11/1/41 – 7/1/43	2,486	2,672
4.50%, 8/1/40 – 7/1/41	1,027	1,126
5.00%, 7/1/40	360	401
6.00%, 12/1/38	676	771
6.50%, 11/1/27 – 10/1/38	81	94
7.00%, 6/1/29 – 2/1/33	53	55
7.50%, 8/1/37	144	182
8.00%, 4/1/33	106	135
8.50%, 10/1/32	98	126
9.50%, 4/1/30	25	30
Government National Mortgage Association,
April TBA:
3.50%, 4/20/45 (a)	6,046	6,362
4.00%, 4/20/45 (a)	5,400	5,754
4.50%, 4/20/45 (a)	2,340	2,543
Various Pools:
3.50%, 12/15/43	742	791
4.00%, 10/20/41	45	48
8.00%, 6/15/26	1	1
9.00%, 1/15/25	2	2
		41,438
Asset-Backed Securities (2.5%)
Citigroup Mortgage Loan Trust, Inc.
5.53%, 11/25/34	153	163
CVS Pass-Through Trust,
6.04%, 12/10/28	275	326
8.35%, 7/10/31 (b)	177	243
Nationstar HECM Loan Trust
7.50%, 11/25/17 (b)	739	743

Silver Bay Realty Trust
3.73%, 9/17/31 (b)(c)	700	699
Specialty Underwriting & Residential Finance Trust
0.71%, 5/25/35 (c)	64	57
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	440	456
VOLT NPL X LLC
4.75%, 10/26/54 (b)	493	485
VOLT XIX LLC
5.00%, 4/25/55 (b)	300	294
VOLT XXII LLC
4.25%, 2/25/55 (b)	300	296
VOLT XXX LLC
4.75%, 10/25/57 (b)	400	394
VOLT XXXI LLC
4.50%, 2/25/55 (b)	400	394
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	700	689
		5,239
Collateralized Mortgage Obligations - Agency Collateral Series (2.1%)
Federal Home Loan Mortgage Corporation,
IO
0.66%, 1/25/21 (c)	6,046	172
IO REMIC
5.83%, 11/15/43 (c)	2,480	388
5.88%, 4/15/39 (c)	1,752	279
IO STRIPS
7.50%, 12/1/29	8	2
8.00%, 1/1/28	6	2
REMIC
3.50%, 12/15/42	2	2
Federal National Mortgage Association,
IO
6.22%, 9/25/20 (c)	3,613	755
IO REMIC
6.00%, 5/25/33 – 7/25/33	323	66
6.43%, 9/25/38 (c)	1,193	166
IO STRIPS
6.50%, 12/25/29 (c)	9	1
7.00%, 11/25/19 (c)	6	1
8.00%, 4/25/24	5	1
8.00%, 6/25/35 (c)	39	8
9.00%, 11/25/26	2	1
REMIC
7.00%, 9/25/32	69	79
9.26%, 10/25/41 (c)(d)	119	122
Government National Mortgage Association,
IO
0.83%, 8/20/58 (c)	7,445	216
3.50%, 5/20/43	1,850	349
5.00%, 2/16/41	255	47
5.88%, 11/16/40 (c)	2,089	381
5.93%, 7/16/33 (c)	4,291	398
5.97%, 6/20/43 (c)	1,877	299
6.05%, 3/20/43 (c)	2,308	359
6.32%, 5/20/40 (c)	2,730	448
		4,542

Commercial Mortgage-Backed Securities (6.6%)
Citigroup Commercial Mortgage Trust
3.12%, 9/15/17 (b)(c)(e)	800	743
COMM Mortgage Trust,
4.76%, 12/10/23 (b)(c)	985	990
4.91%, 4/10/47 (b)(c)	797	791
5.05%, 8/10/46 (b)(c)	740	761
IO
0.38%, 7/10/45 (c)	12,843	174
1.03%, 10/10/47 (c)	4,272	255
1.30%, 7/15/47 (c)	3,919	303
Commercial Mortgage Trust
5.48%, 3/10/39	400	422
Credit Suisse Mortgage Trust
4.33%, 3/15/17 (c)	200	200
GS Mortgage Securities Trust,
4.77%, 8/10/46 (b)(c)	500	505
IO
0.90%, 9/10/47 (c)	5,397	320
HILT Mortgage Trust
3.92%, 7/15/29 (b)(c)	600	596
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,030	979
5.46%, 12/12/43	600	620
IO
0.58%, 4/15/46 (c)	6,000	245
1.17%, 7/15/47 (c)	9,731	644
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	704	671
IO
1.13%, 8/15/47 (c)	4,235	329
LB-UBS Commercial Mortgage Trust
6.35%, 9/15/45 (c)	500	537
Wells Fargo Commercial Mortgage Trust
3.94%, 8/15/50 (b)	870	784
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	677	723
3.80%, 11/15/47	925	821
3.99%, 5/15/47 (b)	526	480
4.14%, 5/15/45 (b)(c)	385	374
4.98%, 9/15/46 (b)(c)	735	753
		14,020
Corporate Bonds (33.5%)
Finance (12.4%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	386
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	475	501
ACE INA Holdings, Inc.
3.35%, 5/15/24	350	366
Aegon N.V.
4.63%, 12/1/15	500	513
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	360	363
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	275	291
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.13%, 3/30/20	475	473

American Campus Communities Operating Partnership LP
3.75%, 4/15/23	200	203
American International Group, Inc.,
4.88%, 6/1/22	275	313
6.40%, 12/15/20	98	119
American Realty Capital Properties, Inc.
3.00%, 8/1/18	500	487
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(f)	300	328
Bank of America Corp.,
6.11%, 1/29/37	100	122
MTN
4.00%, 1/22/25	960	970
4.20%, 8/26/24	125	129
5.00%, 1/21/44	200	230
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (f)	350	375
Barclays Bank PLC
3.75%, 5/15/24 (f)	450	474
BNP Paribas SA,
4.25%, 10/15/24 (f)	200	206
5.00%, 1/15/21	150	170
Boston Properties LP
3.80%, 2/1/24 (f)	145	153
BPCE SA
5.15%, 7/21/24 (b)	550	589
Brookfield Asset Management, Inc.
5.80%, 4/25/17	135	146
Capital One Bank, USA NA
3.38%, 2/15/23	510	517
Capital One Financial Corp.
2.45%, 4/24/19 (f)	125	127
Citigroup, Inc.,
4.05%, 7/30/22 (f)	265	278
5.50%, 9/13/25	550	625
6.68%, 9/13/43	100	134
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	284
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	25	27
3.95%, 11/9/22	625	648
Credit Agricole SA,
3.88%, 4/15/24 (b)(f)	500	531
7.88%, 1/23/24 (b)(c)(f)(g)	200	212
Credit Suisse
6.00%, 2/15/18	5	6
Credit Suisse AG
6.50%, 8/8/23 (b)	350	401
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)(f)	500	507
Discover Bank
7.00%, 4/15/20	320	380
Discover Financial Services
3.95%, 11/6/24	275	283
General Electric Capital Corp.,
5.30%, 2/11/21	340	393
MTN
5.88%, 1/14/38	130	168
Series G
6.00%, 8/7/19	375	438
Genworth Holdings, Inc.
7.20%, 2/15/21	350	365

Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	572
MTN
4.80%, 7/8/44	175	195
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	500
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	420
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	565	634
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	326
HSBC Finance Corp.
6.68%, 1/15/21	225	267
HSBC Holdings PLC,
4.25%, 3/14/24 (f)	550	578
6.38%, 9/17/24 (c)(f)(g)	200	205
HSBC USA, Inc.
3.50%, 6/23/24	250	262
ING Bank N.V.
5.80%, 9/25/23 (b)	320	363
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	338
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	483
JPMorgan Chase & Co.,
3.20%, 1/25/23	285	290
4.13%, 12/15/26 (f)	300	312
4.63%, 5/10/21	65	73
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	125	136
Lloyds Bank PLC
6.50%, 9/14/20 (b)	370	435
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	307
Nationwide Building Society
6.25%, 2/25/20 (b)	545	648
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	410	463
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	190	199
Principal Financial Group, Inc.
1.85%, 11/15/17	450	454
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	220
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	325	362
Realty Income Corp.
3.25%, 10/15/22	350	351
Standard Chartered PLC
3.95%, 1/11/23 (b)	235	236
Swedbank AB
2.38%, 2/27/19 (b)	270	275
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	498
UnitedHealth Group, Inc.,
1.40%, 10/15/17 (f)	20	20
2.88%, 3/15/23	750	769
Wells Fargo & Co.,
4.13%, 8/15/23	170	182

5.61%, 1/15/44	250	304
Series M
3.45%, 2/13/23	245	251
		26,169
Industrials (19.2%)
21st Century Fox America, Inc.
4.75%, 9/15/44	500	563
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	580	592
Actavis Funding SCS,
3.80%, 3/15/25	95	98
4.75%, 3/15/45	215	229
ADT Corp. (The)
3.50%, 7/15/22 (f)	475	433
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	400	431
Altria Group, Inc.,
2.85%, 8/9/22	25	25
5.38%, 1/31/44	260	305
Amazon.com, Inc.
3.80%, 12/5/24 (f)	475	500
American Gilsonite Co.
11.50%, 9/1/17 (b)	100	93
American Tower Corp.
4.70%, 3/15/22	201	216
Amgen, Inc.
5.15%, 11/15/41	174	201
Anadarko Petroleum Corp.
6.45%, 9/15/36	225	280
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24 (f)	425	450
Apple, Inc.,
2.40%, 5/3/23	265	262
4.45%, 5/6/44 (f)	250	280
AT&T, Inc.,
5.55%, 8/15/41	525	593
6.30%, 1/15/38	80	96
Baidu, Inc.
2.75%, 6/9/19	450	456
Barrick Gold Corp.
4.10%, 5/1/23 (f)	235	232
Bayer US Finance LLC
3.38%, 10/8/24 (b)	200	208
Becton Dickinson and Co.
3.73%, 12/15/24	430	451
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	173
Bombardier, Inc.
6.13%, 1/15/23 (b)(f)	404	384
BP Capital Markets PLC,
3.25%, 5/6/22	425	438
3.51%, 3/17/25	375	383
Caterpillar, Inc.
3.80%, 8/15/42	275	280
CBS Corp.
4.60%, 1/15/45	175	179
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (b)	100	106
CEVA Group PLC
7.00%, 3/1/21 (b)(f)	335	327

CNH Industrial Capital LLC
3.25%, 2/1/17	278	278
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	411
Coca-Cola Co.
3.20%, 11/1/23	350	367
Continental Airlines Pass-Thru Certificates
6.13%, 4/29/18	150	158
Continental Resources, Inc.
4.90%, 6/1/44 (f)	450	398
CRH America, Inc.
6.00%, 9/30/16	405	432
Crown Castle International Corp.
5.25%, 1/15/23	5	5
CSC Holdings LLC
5.25%, 6/1/24 (b)	405	414
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	471
DCP Midstream LLC
5.35%, 3/15/20 (b)	225	220
Denbury Resources, Inc.
5.50%, 5/1/22	436	394
Devon Energy Corp.
4.75%, 5/15/42	100	107
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	50	52
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(f)	295	288
Ensco PLC
5.75%, 10/1/44 (f)	200	194
Experian Finance PLC
2.38%, 6/15/17 (b)	495	500
Family Tree Escrow LLC
5.75%, 3/1/23 (b)	325	344
FCA US LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	350	369
FMG Resources August 2006 Pty Ltd.
6.00%, 4/1/17 (b)(f)	395	390
Ford Motor Credit Co., LLC
5.00%, 5/15/18	400	437
Freeport-McMoRan, Inc.
3.88%, 3/15/23	150	139
General Motors Financial Co., Inc.,
3.15%, 1/15/20	250	253
4.38%, 9/25/21 (f)	375	399
Gilead Sciences, Inc.
4.80%, 4/1/44	275	318
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	125	170
Glencore Funding LLC
4.13%, 5/30/23 (b)	370	377
Goldcorp, Inc.
3.70%, 3/15/23 (f)	436	432
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	290	336
HCA, Inc.
4.75%, 5/1/23	340	354
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	435	489
Home Depot, Inc.
5.88%, 12/16/36	350	465

Illumina, Inc.
0.00%, 6/15/19 (b)(f)	332	368
Infor US, Inc.
9.38%, 4/1/19	150	161
Intel Corp.,
2.70%, 12/15/22 (f)	300	303
3.48%, 12/15/35 (f)	313	390
International Business Machines Corp.
1.88%, 5/15/19 (f)	450	455
Kinder Morgan, Inc.,
4.30%, 6/1/25 (f)	275	283
5.55%, 6/1/45	425	450
Kraft Foods Group, Inc.
5.38%, 2/10/20	26	30
Liberty Media Corp.
1.38%, 10/15/23 (f)	345	346
Lundin Mining Corp.
7.50%, 11/1/20 (b)	314	327
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (b)	75	76
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	300
MasTec, Inc.
4.88%, 3/15/23	465	437
MDC Partners, Inc.
6.75%, 4/1/20 (b)	325	344
Medtronic, Inc.,
3.63%, 3/15/24	340	361
4.63%, 3/15/45 (b)	200	227
Merck & Co., Inc.
2.80%, 5/18/23	300	307
Motorola Solutions, Inc.
4.00%, 9/1/24	275	285
NBC Universal Media LLC,
2.88%, 1/15/23	175	178
5.95%, 4/1/41	150	197
NBCUniversal Enterprise, Inc.
1.97%, 4/15/19 (b)	100	101
NetApp, Inc.
2.00%, 12/15/17	150	151
Netflix, Inc.
5.50%, 2/15/22 (b)	480	493
Noble Energy, Inc.,
3.90%, 11/15/24 (f)	225	229
5.05%, 11/15/44 (f)	200	211
Noble Holding International Ltd.
6.95%, 4/1/45	150	143
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	415	435
Novartis Capital Corp.
4.40%, 5/6/44	225	260
Nuance Communications, Inc.
2.75%, 11/1/31	253	252
NVIDIA Corp.
1.00%, 12/1/18	350	414
Omnicom Group, Inc.
3.65%, 11/1/24	215	223
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26 (f)	227	291
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	350	350

Orange SA
9.00%, 3/1/31	15	23
Penske Truck Leasing Co., LP/PTL Finance Corp.
3.38%, 2/1/22 (b)(f)	350	350
PepsiCo, Inc.
3.60%, 3/1/24	425	454
Philip Morris International, Inc.
2.50%, 8/22/22	365	363
Phillips 66 Partners LP
4.68%, 2/15/45	150	151
Quest Diagnostics, Inc.
2.70%, 4/1/19	900	917
QVC, Inc.
4.38%, 3/15/23	325	332
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (h)(i)(j)(k)(l)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	109	115
Rowan Cos., Inc.
5.85%, 1/15/44	150	130
RR Donnelley & Sons Co.
7.88%, 3/15/21 (f)	300	345
SanDisk Corp.
0.50%, 10/15/20 (f)	600	605
Schlumberger Norge AS
1.25%, 8/1/17 (b)	225	225
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	400	421
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	202
Spectra Energy Capital LLC
3.30%, 3/15/23 (f)	450	424
Target Corp.
4.00%, 7/1/42	150	160
Telefonica Europe BV
8.25%, 9/15/30	45	66
Telstra Corp., Ltd.
3.13%, 4/7/25	240	242
Tiffany & Co.
4.90%, 10/1/44 (b)	75	78
Time Warner Cable, Inc.
4.50%, 9/15/42 (f)	450	463
Total Capital International SA
2.88%, 2/17/22 (f)	50	51
Transocean, Inc.,
3.80%, 10/15/22 (f)	300	220
6.38%, 12/15/21 (f)	250	211
Tyson Foods, Inc.
3.95%, 8/15/24 (f)	115	122
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28	300	313
4.00%, 10/11/27 (f)	600	633
United Technologies Corp.
4.50%, 6/1/42	100	111
Vale Overseas Ltd.,
5.63%, 9/15/19 (f)	50	53
6.88%, 11/10/39 (f)	5	5
Verizon Communications, Inc.,
4.67%, 3/15/55 (b)	777	764
5.01%, 8/21/54	434	452

6.55%, 9/15/43	81	106
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	369
Wal-Mart Stores, Inc.
5.25%, 9/1/35	285	353
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	290	297
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/1/25 (b)	430	438
Yahoo!, Inc.
0.00%, 12/1/18	425	461
Yum! Brands, Inc.
3.88%, 11/1/20	650	693
Zimmer Holdings, Inc.
5.75%, 11/30/39	190	228
		40,549
Utilities (1.9%)
Boston Gas Co.
4.49%, 2/15/42 (b)(f)	275	312
CEZ AS
4.25%, 4/3/22 (b)	210	229
CMS Energy Corp.
5.05%, 3/15/22	50	57
DCP Midstream Operating LP
3.88%, 3/15/23	300	271
Enel Finance International N.V.
5.13%, 10/7/19 (b)	100	112
EnLink Midstream Partners LP
2.70%, 4/1/19	375	375
Exelon Generation Co., LLC
6.25%, 10/1/39	375	455
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)(f)	575	629
Kinder Morgan, Inc.
5.63%, 11/15/23 (b)	250	275
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (b)	460	473
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)	410	415
TransAlta Corp.
4.50%, 11/15/22	50	49
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23 (f)	425	429
		4,081
		70,799
Mortgages - Other (7.8%)
Alternative Loan Trust,
5.50%, 2/25/36 – 5/25/36	99	92
6.00%, 4/25/36 – 7/25/37	728	639
PAC
5.50%, 2/25/36	9	8
6.00%, 4/25/36	31	28
Banc of America Alternative Loan Trust,
0.82%, 7/25/46 (c)	378	256
5.50%, 10/25/35	1,748	1,632
5.86%, 10/25/36	557	371
5.91%, 10/25/36 (c)	1,128	751
6.00%, 4/25/36	383	395

Banc of America Funding Trust,
0.54%, 8/25/36 (c)	45	39
6.00%, 7/25/37	40	30
Chaseflex Trust
6.00%, 2/25/37	663	585
Fannie Mae Connecticut Avenue Securities
5.07%, 11/25/24 (c)	698	737
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36	24	20
6.25%, 8/25/36	336	274
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.92%, 9/25/24 (c)	317	311
4.17%, 8/25/24 (c)	306	308
4.42%, 11/25/23 (c)	700	720
4.72%, 10/25/24 (c)	901	934
Grifonas Finance PLC
0.39%, 8/28/39 (c)	516	387
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)	495	423
GSR Mortgage Loan Trust
5.75%, 1/25/37	422	412
HarborView Mortgage Loan Trust
0.37%, 1/19/38 (c)	291	248
Impac CMB Trust
0.91%, 4/25/35 (c)	300	227
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 – 8/25/36	247	232
JP Morgan Mortgage Trust,
2.53%, 4/25/35 (c)	377	380
2.77%, 6/25/37 (c)	142	131
6.00%, 6/25/37	158	154
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36	757	737
6.50%, 9/25/37	1,368	1,174
RALI Trust,
0.36%, 12/25/36 (c)	829	645
0.67%, 3/25/35 (c)	619	464
5.50%, 12/25/34	1,110	1,121
6.00%, 4/25/36 – 1/25/37	541	439
PAC
6.00%, 4/25/36	34	28
Residential Asset Securitization Trust
6.00%, 7/25/36	52	46
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)	650	661
Washington Mutual Mortgage Pass-Through Certificates Trust
0.90%, 4/25/47 (c)	532	428
		16,467
Municipal Bonds (0.9%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	115	157
City of New York, NY,
Series G-1
5.97%, 3/1/36	245	320
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705	937

Municipal Electric Authority of Georgia
6.66%, 4/1/57	435		570
			1,984
Sovereign (7.2%)
Brazil Notas do Tesouro Nacional, Series F
10.00%, 12/31/24	BRL	5,895	1,558
Brazilian Government International Bond,
4.25%, 1/7/25 (f)	$200		196
5.00%, 1/27/45 (f)	405		377
5.63%, 1/7/41 (f)	218		223
EUROFIMA
6.25%, 12/28/18	AUD	1,205	1,043
Hellenic Republic Government Bond,
3.00%, 2/24/25(m)	EUR	267	155
3.38%, 7/17/17 (b)	3		2
Hungary Government Bond,
5.50%, 6/24/25	HUF	160,000	681
6.00%, 11/24/23	180,000		779
Hungary Government International Bond
5.38%, 3/25/24	$182		205
Italy Buoni Poliennali Del Tesoro
2.35%, 9/15/24 (b)	EUR	1,773	2,331
KazMunayGas National Co., JSC,
6.38%, 4/9/21 (b)	$600		601
9.13%, 7/2/18 (b)(f)	100		109
Mexico Government International Bond
3.63%, 3/15/22	866		901
Pertamina Persero PT
4.88%, 5/3/22	1,700		1,775
Peruvian Government International Bond,
7.35%, 7/21/25	10		14
8.75%, 11/21/33 (f)	16		25
Petroleos de Venezuela SA
6.00%, 11/15/26	550		174
Petroleos Mexicanos,
5.50%, 1/21/21	60		66
6.38%, 1/23/45	300		336
6.63%, 6/15/35	33		38
6.63%, 6/15/38 (f)	25		28
8.00%, 5/3/19	15		18
Portugal Obrigacoes do Tesouro OT
3.88%, 2/15/30 (b)	EUR	1,040	1,376
Spain Government Inflation Linked Bond
1.00%, 11/30/30 (b)	1,305		1,556
Turkey Government Bond
9.00%, 7/24/24	TRY	1,023	412
Turkey Government International Bond,
6.75%, 4/3/18	$100		111
6.88%, 3/17/36	17		21
8.00%, 2/14/34	15		21
11.88%, 1/15/30 (f)	19		34
			15,166
U.S. Agency Security (1.5%)
Federal Home Loan Mortgage Corporation
1.25%, 10/2/19	3,200		3,175

U.S. Treasury Securities (13.1%)
U.S. Treasury Bonds,
2.75%, 11/15/42	4,350		4,522

3.13%, 2/15/43	850	949
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25 (f)	5,462	5,508
U.S. Treasury Notes,
0.25%, 9/15/15	6,300	6,303
1.50%, 5/31/19	10,300	10,412
		27,694
Total Fixed Income Securities (Cost $195,251)		200,983

	Shares	Value (000)
Short-Term Investments (25.3%)
Securities held as Collateral on Loaned Securities (7.8%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (n)	12,962,652	12,963

	Face Amount (000)
Repurchase Agreements (1.6%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $978; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $998)	$978	978
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $2,445; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $2,641)	2,445	2,445
		3,423
Total Securities held as Collateral on Loaned Securities (Cost $16,386)		16,386

	Shares
Investment Company (16.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (n) (Cost $35,585)	35,584,820	35,585

	Face Amount (000)
U.S. Treasury Securities (0.7%)
U.S. Treasury Bills,
0.02%, 6/18/15 (o)(p)	$764	764
0.03%, 6/18/15 (o)(p)	70	70
0.07%, 6/18/15 (o)(p)	590	590
Total U.S. Treasury Securities (Cost $1,424)		1,424
Total Short-Term Investments (Cost $53,395)		53,395
Total Investments (120.3%) (Cost $248,646) Including $18,807 of Securities Loaned (q)+		254,378
Liabilities in Excess of Other Assets (-20.3%)		(42,970)
Net Assets (100.0%)		$211,408

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2015.
(e)	When-issued security.
(f)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $18,807,000 and $19,170,000, respectively. The Portfolio received cash collateral of approximately $16,938,000, of which approximately $16,386,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $552,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,232,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover

(g)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(h)	Issuer in bankruptcy.
(i)	Non-income producing security; bond in default.
(j)	Security has been deemed illiquid at March 31, 2015.
(k)	Acquired through exchange offer.
(l)

At March 31, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(m)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.
(n)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Liquidity Funds.

(o)	Rate shown is the yield to maturity at March 31, 2015.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(q)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $248,646,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,732,000 of which approximately $7,594,000 related to appreciated securities and approximately $1,862,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	38	$8,328	Jun-15	$23
U.S. Treasury 5 yr. Note	295	35,462	Jun-15	158
U.S. Treasury Long Bond	6	983	Jun-15	18
U.S. Treasury Ultra Bond	39	6,625	Jun-15	67
Short:
U.S. Treasury 10 yr. Note	141	(18,176)	Jun-15	(149)
				$117

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$900	1.00%	12/20/18	$(16)	$(7)	$(23)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	895	1.00	3/20/19	17	(34)	(17)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.IG.24	Buy	7,650	1.00	6/20/20	(145)	4	(141)	NR
		$9,445			$(144)	$(37)	$(181)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.26%	3/9/18	$56,000	$(314)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/9/20	15,500	(170)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.29	12/24/24	5,000	147
						$(337)

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Peso

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	AUD	1,395	$1,063	4/7/15	USD	1,086	$1,086	$23
HSBC Bank PLC	EUR	1,659	1,784	4/7/15	USD	1,859	1,859	75
HSBC Bank PLC	EUR	1,396	1,501	4/7/15	USD	1,514	1,514	13
HSBC Bank PLC	HUF	79,008	283	4/7/15	USD	286	286	3
HSBC Bank PLC	MXN	92	6	4/7/15	USD	6	6	—	@
HSBC Bank PLC	NOK	9	1	4/7/15	USD	1	1	—	@
HSBC Bank PLC	USD	307	307	4/7/15	PLN	1,159	306	(1)
HSBC Bank PLC	USD	475	475	4/7/15	ZAR	5,769	475	(—@	)
HSBC Bank PLC	ZAR	14,945	1,231	4/7/15	USD	1,288	1,288	57
JPMorgan Chase Bank NA	EUR	2,180	2,344	4/7/15	USD	2,439	2,439	95
JPMorgan Chase Bank NA	SEK	9	1	4/7/15	USD	1	1	—	@
JPMorgan Chase Bank NA	TRY	1,153	443	4/7/15	USD	455	455	12
JPMorgan Chase Bank NA	USD	9	9	4/7/15	CAD	11	9	(—@	)
JPMorgan Chase Bank NA	USD	22	22	4/7/15	EUR	21	22	—	@
UBS AG	BRL	5,164	1,616	4/7/15	USD	1,782	1,782	166
UBS AG	EUR	418	450	4/7/15	USD	442	442	(8)
UBS AG	HUF	340,876	1,219	4/7/15	USD	1,205	1,205	(14)
UBS AG	JPY	1,207	10	4/7/15	USD	10	10	—	@
UBS AG	NZD	4	3	4/7/15	USD	3	3	—	@
UBS AG	PLN	5,544	1,463	4/7/15	USD	1,494	1,494	31
UBS AG	USD	11	11	4/7/15	CHF	10	11	(—@	)
UBS AG	USD	30	30	4/7/15	EUR	26	29	(1)
UBS AG	USD	36	36	4/7/15	EUR	34	36	—	@
UBS AG	USD	37	37	4/7/15	EUR	34	37	(—@	)
UBS AG	USD	1,138	1,138	4/7/15	PLN	4,369	1,153	15
UBS AG	USD	730	730	4/7/15	ZAR	8,883	731	1
			$16,213				$16,680	$467

NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.4%
Industrials	17.0
Short-Term Investments	15.6
U.S. Treasury Securities	11.6
Finance	11.0
Other**	8.2
Mortgages - Other	6.9
Sovereign	6.4
Commercial Mortgage-Backed Securities	5.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $69,574,000 with net unrealized appreciation of approximately $117,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $467,000 and does not include open swap agreements with net unrealized depreciation of approximately $374,000.

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina,
2.50%, 12/31/38 (a)(b)(c)	$2,400	$1,368

Brazil (6.8%)
Corporate Bonds (4.1%)
Banco Safra SA,
6.75%, 1/27/21	870	940
6.75%, 1/27/21 (d)	1,280	1,382
BRF SA,
4.75%, 5/22/24 (d)(e)	2,030	1,979
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	1,458	1,214
Minerva Luxembourg SA,
8.75%, 4/3/19 (d)(e)(f)(g)	1,400	1,337
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/23 (d)	683	526
6.75%, 10/1/22 (d)(e)	4,223	3,293
		10,671
Sovereign (2.7%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	4,150	3,984
Brazilian Government International Bond,
5.00%, 1/27/45 (e)	3,309	3,077
		7,061
		17,732
Chile (4.5%)
Corporate Bonds (1.4%)
Colbun SA,
4.50%, 7/10/24 (d)	1,530	1,579
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	1,405	1,395
GNL Quintero SA,
4.63%, 7/31/29 (d)	574	598
		3,572
Sovereign (3.1%)
Corp. Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)(e)	2,080	2,182
Empresa Nacional del Petroleo,
4.75%, 12/6/21 (e)	3,600	3,786
5.25%, 8/10/20	2,000	2,147
		8,115
		11,687
China (3.3%)
Sovereign (3.3%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	7,770	8,441

Colombia (2.9%)
Corporate Bonds (0.7%)
Ecopetrol SA,
5.88%, 5/28/45	628	587
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19 (d)(e)	590	391
5.63%, 1/19/25 (d)	1,400	827
		1,805
Sovereign (2.2%)
Colombia Government International Bond,
4.38%, 7/12/21	530	563
5.00%, 6/15/45	3,000	3,097
11.75%, 2/25/20	1,550	2,151
		5,811
		7,616
Croatia (1.5%)
Sovereign (1.5%)
Croatia Government International Bond,
5.50%, 4/4/23	1,620	1,728
6.00%, 1/26/24 (d)	2,040	2,268
		3,996
Dominican Republic (1.4%)
Sovereign (1.4%)
Dominican Republic International Bond,
6.85%, 1/27/45 (d)	2,564	2,705
7.45%, 4/30/44 (d)	739	837
		3,542
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	1,130	1,136

Ethiopia (0.7%)
Sovereign (0.7%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	1,900	1,853

Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras,
8.75%, 12/16/20	1,160	1,295

Hungary (3.6%)
Sovereign (3.6%)
Hungary Government International Bond,
5.38%, 3/25/24	2,502	2,812
5.75%, 11/22/23	4,640	5,359
6.38%, 3/29/21	1,110	1,292
		9,463

Indonesia (9.9%)
Sovereign (9.9%)
Indonesia Government International Bond,
5.13%, 1/15/45 (d)	1,650	1,741
5.88%, 1/15/24 (d)	2,530	2,932
7.75%, 1/17/38	2,925	4,007
Majapahit Holding BV,
7.75%, 1/20/20	3,850	4,558
Pertamina Persero PT,
4.30%, 5/20/23	2,000	2,015
4.88%, 5/3/22	2,900	3,028
5.25%, 5/23/21	200	214
6.45%, 5/30/44 (d)(e)	1,870	2,015
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	4,660	5,108
		25,618
Iraq (0.4%)
Sovereign (0.4%)
Republic of Iraq,
5.80%, 1/15/28	1,250	1,056

Ivory Coast (1.5%)
Sovereign (1.5%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (d)(e)	780	745
5.75%, 12/31/32	3,230	3,101
		3,846
Jamaica (0.4%)
Sovereign (0.4%)
Jamaica Government International Bond,
7.63%, 7/9/25 (e)	920	1,025

Kazakhstan (3.8%)
Sovereign (3.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (d)	1,770	1,517
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (d)	2,120	1,808
Kazakhstan Government International Bond,
3.88%, 10/14/24 (d)(e)	2,600	2,415
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	2,130	1,710
9.13%, 7/2/18	2,230	2,430
		9,880
Kenya (1.2%)
Sovereign (1.2%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	3,030	3,179

Lithuania (1.1%)
Sovereign (1.1%)
Lithuania Government International Bond,
6.63%, 2/1/22	1,330	1,662
7.38%, 2/11/20	925	1,139
		2,801

Mexico (13.9%)
Corporate Bonds (4.7%)
Alfa SAB de CV,
6.88%, 3/25/44	2,150	2,371
Cemex Finance LLC,
9.38%, 10/12/22	2,200	2,508
Elementia SAB de CV,
5.50%, 1/15/25 (d)	800	797
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)	2,615	2,752
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (d)(e)	1,560	1,622
5.50%, 2/28/23	2,000	2,079
		12,129
Sovereign (9.2%)
Mexico Government International Bond,
4.00%, 10/2/23	1,500	1,589
4.60%, 1/23/46 (e)	2,530	2,599
6.05%, 1/11/40	1,482	1,838
Petroleos Mexicanos,
4.88%, 1/24/22	3,560	3,787
5.50%, 1/21/21	1,470	1,621
5.63%, 1/23/46 (d)	2,200	2,238
6.38%, 1/23/45	2,860	3,205
6.50%, 6/2/41	2,330	2,650
6.63%, 6/15/38	1,176	1,329
8.00%, 5/3/19	1,176	1,413
8.63%, 12/1/23	1,350	1,706
		23,975
		36,104
Mozambique (0.4%)
Sovereign (0.4%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	1,100	1,062

Nigeria (0.5%)
Sovereign (0.5%)
Nigeria Government International Bond,
6.38%, 7/12/23 (e)	1,280	1,292

Panama (2.2%)
Sovereign (2.2%)
Panama Government International Bond,
4.00%, 9/22/24 (e)	1,594	1,677
5.20%, 1/30/20	1,930	2,157
8.88%, 9/30/27 (e)	1,183	1,751
		5,585
Paraguay (0.7%)
Sovereign (0.7%)
Republic of Paraguay,
6.10%, 8/11/44 (d)	1,580	1,742

Peru (2.9%)
Corporate Bonds (1.4%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)(g)	2,280	2,491
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)(e)	1,040	1,054
		3,545
Sovereign (1.5%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (d)(e)	207	203
Corp. Financiera de Desarrollo SA,
5.25%, 7/15/29 (d)(g)	1,298	1,353
Peruvian Government International Bond,
6.55%, 3/14/37 (e)	1,800	2,405
		3,961
		7,506
Philippines (4.8%)
Sovereign (4.8%)
Philippine Government International Bond,
3.95%, 1/20/40	4,196	4,474
8.38%, 6/17/19	546	689
9.50%, 2/2/30	4,391	7,393
		12,556
Poland (2.2%)
Sovereign (2.2%)
Poland Government International Bond,
3.00%, 3/17/23	4,450	4,579
4.00%, 1/22/24	650	717
5.00%, 3/23/22	250	288
		5,584
Romania (0.9%)
Sovereign (0.9%)
Romanian Government International Bond,
4.38%, 8/22/23 (d)	1,465	1,575
6.75%, 2/7/22	530	643
		2,218
Russia (7.6%)
Sovereign (7.6%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	3,600	3,463
5.63%, 4/4/42	4,600	4,405
7.50%, 3/31/30 (d)(e)	80	92
7.50%, 3/31/30 (e)	10,154	11,676
		19,636
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
4.88%, 2/25/20	850	874
7.25%, 9/28/21	1,335	1,544
		2,418

South Africa (2.8%)
Corporate Bond (0.4%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	1,140	1,151

Sovereign (2.4%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (d)(e)	3,278	3,180
7.13%, 2/11/25 (d)	2,080	2,100
Transnet SOC Ltd.,
4.00%, 7/26/22 (d)	950	929
		6,209
		7,360
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (d)(e)	580	593
6.25%, 10/4/20	139	145
6.25%, 10/4/20 (d)	510	532
		1,270
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (d)	1,300	1,316

Turkey (6.1%)
Sovereign (6.1%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)	3,210	3,382
Turkey Government International Bond,
3.25%, 3/23/23 (e)	740	703
4.88%, 4/16/43	2,000	1,982
5.63%, 3/30/21	7,500	8,240
6.88%, 3/17/36	1,200	1,491
		15,798
Venezuela (5.7%)
Sovereign (5.7%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	22,890	7,245
8.50%, 11/2/17	5,155	3,415
9.00%, 11/17/21	3,400	1,278
Venezuela Government International Bond,
6.00%, 12/9/20	880	306
9.00%, 5/7/23	2,030	736
9.25%, 5/7/28	560	203
11.75%, 10/21/26	4,250	1,732
		14,915
Total Fixed Income Securities (Cost $256,522)		251,896

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (g)(h)	750	102

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g)(h)	2,750	28
Total Warrants (Cost $—)		130

	Shares	Value (000)
Short-Term Investments (13.4%)
Securities held as Collateral on Loaned Securities (11.9%)
Investment Company (9.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	24,480,732	24,481

	Face Amount (000)
Repurchase Agreements (2.5%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $1,847; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $1,884)	$1,847	1,847
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $4,618; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $4,987)	4,618	4,618
		6,465
Total Securities held as Collateral on Loaned Securities (Cost $30,946)		30,946

	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $4,010)	4,009,967	4,010
Total Short-Term Investments (Cost $34,956)		34,956
Total Investments (110.5%) (Cost $291,478) Including $39,264 of Securities Loaned (j)+		286,982
Liabilities in Excess of Other Assets (-10.5%)		(27,155)
Net Assets (100.0%)		$259,827

(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $39,264,000 and $33,923,000, respectively. The Portfolio received cash collateral of approximately $31,988,000, of which approximately $30,946,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $1,042,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,935,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(g)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(h)	Security has been deemed illiquid at March 31, 2015.
(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with open futures contracts.
+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $291,478,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $4,496,000 of which approximately $13,471,000 related to appreciated securities and approximately $17,967,000 related to depreciated securities.

Futures Contract:

The Portfolio had the following futures contract open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 2 yr. Note	152	$(33,312)	Jun-15	$(78)

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	85.6%
Corporate Bonds	12.8
Other**	1.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open short futures contract with an underlying face amount of approximately $33,312,000 with unrealized depreciation of approximately $78,000.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Argentina (0.4%)
YPF SA ADR	55,468	$1,523

Austria (2.1%)
Erste Group Bank AG	178,689	4,403
Vienna Insurance Group AG Wiener Versicherung Gruppe	73,208	3,242
		7,645
Brazil (6.0%)
Banco Bradesco SA (Preference)	398,581	3,705
BRF SA	352,544	6,992
CCR SA	308,722	1,577
Itau Unibanco Holding SA (Preference)	355,228	3,930
MercadoLibre, Inc. (a)	14,030	1,719
Raia Drogasil SA	180,840	1,623
Ultrapar Participacoes SA	94,377	1,917
		21,463
Chile (0.6%)
SACI Falabella	267,327	2,046

China (16.0%)
Bank of China Ltd. H Shares (b)	18,591,000	10,747
CGN Power Co., Ltd. H Shares (b)(c)(d)	699,000	300
China Construction Bank Corp. H Shares (b)	6,494,230	5,397
China Life Insurance Co., Ltd. H Shares (b)	1,230,000	5,409
China Mengniu Dairy Co., Ltd. (b)	459,000	2,441
China Mobile Ltd. (b)	556,000	7,247
China Oilfield Services Ltd. H Shares (a)(b)	244,000	406
China Overseas Land & Investment Ltd. (b)	570,000	1,844
China Pacific Insurance Group Co., Ltd. H Shares (b)	434,000	2,067
Chongqing Changan Automobile Co., Ltd. B Shares	261,300	714
CSPC Pharmaceutical Group Ltd. (b)	1,028,000	869
Huadian Power International Corp., Ltd. H Shares (b)	1,324,000	1,102
JD.com, Inc. ADR (c)	53,199	1,563
Qihoo 360 Technology Co., Ltd. ADR (c)	11,562	592
Shenzhen International Holdings Ltd. (b)	527,500	795
Sihuan Pharmaceutical Holdings Group Ltd. (b)	2,910,000	1,656
TAL Education Group ADR (a)(c)	36,559	1,214
Tencent Holdings Ltd. (b)	621,400	11,747
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	184,000	1,234
Uni-President China Holdings Ltd. (a)(b)	288,399	191
		57,535
Colombia (0.8%)
Cemex Latam Holdings SA (c)	228,950	1,189
Grupo de Inversiones Suramericana SA	73,156	944
Grupo de Inversiones Suramericana SA (Preference)	65,248	841
		2,974
Czech Republic (1.1%)
Komercni Banka AS	18,066	3,903

Egypt (0.5%)
Commercial International Bank Egypt SAE	255,873	1,905

Hong Kong (1.6%)
Samsonite International SA	1,641,000	5,688

India (10.6%)
Ashok Leyland Ltd. (c)	3,680,069	4,306
Bharat Petroleum Corp., Ltd.	205,908	2,667
Glenmark Pharmaceuticals Ltd.	191,600	2,413
HDFC Bank Ltd.	258,547	4,993
ICICI Bank Ltd.	381,658	1,923
Idea Cellular Ltd.	452,485	1,329
IndusInd Bank Ltd.	286,688	4,241
Marico Ltd.	385,306	2,378
Maruti Suzuki India Ltd.	61,546	3,818
Oil & Natural Gas Corp. Ltd.	403,672	1,975
Shree Cement Ltd.	17,258	2,976
Shriram Transport Finance Co., Ltd.	188,810	3,360
Tata Consultancy Services Ltd.	43,779	1,786
		38,165
Indonesia (2.6%)
AKR Corporindo Tbk PT	1,755,300	687
Kalbe Farma Tbk PT	13,512,200	1,926
Link Net Tbk PT (c)	3,358,600	1,535
Matahari Department Store Tbk PT	2,312,600	3,474
Surya Citra Media Tbk PT	4,084,100	1,059
XL Axiata Tbk PT	2,300,500	764
		9,445
Korea, Republic of (12.7%)
Amorepacific Corp.	505	1,525
CJ E&M Corp. (c)	2,870	141
Cosmax, Inc.	10,868	1,336
Coway Co., Ltd.	47,892	3,941
Hotel Shilla Co., Ltd.	25,607	2,259
Hyundai Engineering & Construction Co., Ltd.	28,893	1,311
KB Financial Group, Inc.	99,087	3,499
Kia Motors Corp.	53,992	2,193
Korea Aerospace Industries Ltd.	11,309	575
LG Chem Ltd.	6,422	1,306
Lotte Chemical Corp.	5,849	1,071
NAVER Corp.	6,058	3,656
Nexon Co., Ltd.	107,100	1,142
Samsung Electronics Co., Ltd.	7,941	10,294
Samsung Electronics Co., Ltd. (Preference)	1,913	1,899
Samsung Life Insurance Co., Ltd.	20,997	1,827
Shinhan Financial Group Co., Ltd.	49,141	1,852
SK Hynix, Inc.	97,984	4,006
SK Telecom Co., Ltd.	6,961	1,713
		45,546
Laos (0.2%)
Kolao Holdings (a)	50,238	772
Kolao Holdings GDR	1	—	@
		772
Malaysia (0.9%)
Astro Malaysia Holdings Bhd	1,696,200	1,463

IHH Healthcare Bhd	1,038,400	1,683
		3,146
Mexico (6.5%)
Alfa SAB de CV (c)	1,822,220	3,685
America Movil SAB de CV, Class L ADR	117,663	2,407
Cemex SAB de CV ADR (c)	536,639	5,082
El Puerto de Liverpool SAB de CV (c)	117,125	1,374
Fomento Economico Mexicano SAB de CV ADR (c)	74,831	6,997
Grupo Financiero Banorte SAB de CV Series O	387,690	2,248
Grupo Financiero Inbursa SAB de CV Series O	677,087	1,706
		23,499
Pakistan (0.6%)
United Bank Ltd.	1,471,300	2,221

Panama (0.4%)
Copa Holdings SA, Class A (a)	13,879	1,401

Peru (1.1%)
Credicorp Ltd.	29,443	4,141

Philippines (4.3%)
BDO Unibank, Inc.	651,820	1,803
DMCI Holdings, Inc.	3,870,150	1,342
International Container Terminal Services, Inc.	610,040	1,467
LT Group, Inc.	4,849,800	1,765
Metro Pacific Investments Corp.	21,021,400	2,272
Metropolitan Bank & Trust Co.	1,607,685	3,507
SM Investments Corp.	165,948	3,338
		15,494
Poland (3.6%)
Bank Pekao SA	69,721	3,382
Bank Zachodni WBK SA	15,531	1,414
CCC SA	19,036	918
Jeronimo Martins SGPS SA	275,191	3,459
PKP Cargo SA	81,220	1,889
Polski Koncern Naftowy Orlen SA	116,468	1,821
		12,883
Qatar (0.3%)
Ooredoo QSC	39,416	1,075

Russia (1.3%)
Mail.ru Group Ltd. GDR (c)	81,859	1,612
NovaTek OAO (Registered GDR)	21,490	1,599
Yandex N.V., Class A (c)	94,871	1,439
		4,650
South Africa (6.3%)
Life Healthcare Group Holdings Ltd.	662,058	2,310
Mondi PLC	176,714	3,395
MTN Group Ltd.	246,833	4,160
Naspers Ltd., Class N	43,137	6,623
Steinhoff International Holdings Ltd.	511,901	3,209
Vodacom Group Ltd. (a)	262,906	2,876
		22,573

Switzerland (0.7%)
Coca-Cola HBC AG (c)	146,415	2,628

Taiwan (9.9%)
Advanced Semiconductor Engineering, Inc.	1,369,000	1,857
Catcher Technology Co., Ltd.	219,000	2,291
Chailease Holding Co., Ltd.	1,093,405	2,722
Delta Electronics, Inc.	323,000	2,033
Eclat Textile Co., Ltd.	134,444	1,763
Epistar Corp.	691,000	1,111
Far EasTone Telecommunications Co., Ltd.	345,000	832
Fubon Financial Holding Co., Ltd.	1,624,830	2,912
Ginko International Co., Ltd.	67,000	769
Hermes Microvision, Inc.	32,729	1,883
Largan Precision Co., Ltd.	32,000	2,743
MediaTek, Inc.	83,000	1,122
Pegatron Corp.	377,000	1,018
Taiwan Mobile Co., Ltd.	395,000	1,379
Taiwan Semiconductor Manufacturing Co., Ltd.	1,965,000	9,116
Uni-President Enterprises Corp.	1,332,698	2,230
		35,781
Thailand (4.4%)
Advanced Info Service PCL (Foreign)	397,800	2,894
DKSH Holding AG	29,452	2,401
Indorama Ventures PCL (Foreign)	2,027,200	1,617
Kasikornbank PCL NVDR	233,200	1,638
Land and Houses PCL (Foreign)	5,398,660	1,613
Land and Houses PCL NVDR	657,960	197
Minor International PCL (Foreign)	1,522,300	1,634
PTT PCL (Foreign)	255,300	2,536
Total Access Communication PCL (Foreign)	344,200	867
Total Access Communication PCL NVDR	105,300	265
		15,662
United States (0.8%)
Yum! Brands, Inc.	37,065	2,918
Total Common Stocks (Cost $289,032)		346,682

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e) (Cost $2,117)	5,745,025	1,836

Short-Term Investments (5.2%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	6,634,813	6,635

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $501; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $511)	$501	501

Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $1,251; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $1,352)	1,251	1,251
		1,752
Total Securities held as Collateral on Loaned Securities (Cost $8,387)		8,387

	Shares	Value (000)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $10,277)	10,277,103	10,277
Total Short-Term Investments (Cost $18,664)		18,664
Total Investments (102.0%) (Cost $309,813) Including $8,340 of Securities Loaned (g)(h)+		367,182
Liabilities in Excess of Other Assets (-2.0%)		(7,188)
Net Assets (100.0%)		$359,994

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $8,340,000 and $8,670,000 respectively. The Portfolio received cash collateral of approximately $8,387,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $283,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The approximate fair value and percentage of net assets, $281,909 and 78.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $309,813,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $57,369,000 of which approximately $76,729,000 related to appreciated securities and approximately $19,360,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

State Street Bank and Trust Co.	JPY	123,416	$1,030	4/2/15	USD	1,028	$1,028	$(2)
State Street Bank and Trust Co.	USD	973	973	4/2/15	JPY	117,078	976	3
State Street Bank and Trust Co.	USD	52	52	4/2/15	JPY	6,338	53	1
UBS AG	EUR	9,912	10,660	4/16/15	USD	10,521	10,521	(139)
State Street Bank and Trust Co.	JPY	131,453	1,096	5/7/15	USD	1,093	1,093	(3)
			$13,811				$13,671	$(140)

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	61.4%
Banks	20.2
Wireless Telecommunication Services	7.3
Internet Software & Services	5.8
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $140,000.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
France (9.7%)
LVMH Moet Hennessy Louis Vuitton SE	4,282	$756
Pernod Ricard SA	11,194	1,321
Publicis Groupe SA	9,603	741
Sanofi	21,147	2,081
		4,899
Germany (2.1%)
SAP SE	14,780	1,073

Italy (0.8%)
Davide Campari-Milano SpA	57,197	398

Japan (1.5%)
Japan Tobacco, Inc.	24,600	777

Netherlands (0.5%)
Reed Elsevier N.V.	11,262	281

Switzerland (9.6%)
Nestle SA (Registered)	64,198	4,847

United Kingdom (30.9%)
British American Tobacco PLC	88,437	4,569
Diageo PLC	80,680	2,225
Experian PLC	65,519	1,085
Imperial Tobacco Group PLC	9,215	405
Reckitt Benckiser Group PLC	41,308	3,540
Reed Elsevier PLC	15,890	273
Unilever PLC	84,561	3,527
		15,624
United States (43.0%)
3M Co.	6,338	1,045
Accenture PLC, Class A	26,124	2,448
Intuit, Inc.	6,506	631
Mead Johnson Nutrition Co.	2,834	285
Microsoft Corp.	77,624	3,156
Mondelez International, Inc., Class A	50,714	1,830
Moody’s Corp.	5,251	545
NIKE, Inc., Class B	10,570	1,061
Philip Morris International, Inc.	21,139	1,592
Procter & Gamble Co. (The)	28,813	2,361
Time Warner, Inc.	28,059	2,369
Twenty-First Century Fox, Inc., Class B	38,052	1,251
Visa, Inc., Class A	31,443	2,057
Walt Disney Co. (The)	10,681	1,120
		21,751
Total Common Stocks (Cost $32,674)		49,650

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $904)	903,898	904
Total Investments (99.9%) (Cost $33,578) (b)+		50,554
Other Assets in Excess of Liabilities (0.1%)		76
Net Assets (100.0%)		$50,630

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

The approximate fair value and percentage of net assets, $27,899,000 and 55.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $33,578,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $16,976,000 of which approximately $17,108,000 related to appreciated securities and approximately $132,000 related to depreciated securities.

Portfolio Composition

Classification	Percentage of Total Investments
Food Products	20.8%
Other**	14.8
Tobacco	14.5
Media	11.9
Household Products	11.7
Software	9.6
Information Technology Services	8.9
Beverages	7.8
Total Investments	100.0%

**  Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Australia (4.9%)
DUET Group	633,330	$1,228
Macquarie Atlas Roads Group	340,651	841
Spark Infrastructure Group (a)	146,905	221
Sydney Airport	95,038	374
Transurban Group	272,629	1,974
		4,638
Austria (2.4%)
Flughafen Wien AG	25,964	2,260

Brazil (0.7%)
Arteris SA	122,600	288
CCR SA	68,874	352
		640
Canada (12.1%)
Enbridge, Inc. (a)	119,893	5,779
Inter Pipeline Ltd. (a)	43,886	1,131
Pembina Pipeline Corp. (a)	29,952	947
TransCanada Corp. (a)	84,076	3,595
		11,452
China (7.1%)
China Everbright International Ltd. (b)	736,000	1,232
China Gas Holdings Ltd. (b)	30,000	49
China Merchants Holdings International Co., Ltd. (b)	188,898	740
ENN Energy Holdings Ltd. (b)	190,000	1,165
Guangdong Investment Ltd. (b)	1,332,000	1,744
Hopewell Highway Infrastructure Ltd. (b)	2,475,000	1,178
Jiangsu Expressway Co., Ltd. H Shares (b)	468,000	629
		6,737
France (4.6%)
Eutelsat Communications SA	56,584	1,873
SES SA	26,589	941
Vinci SA	27,170	1,555
		4,369
Italy (2.9%)
Atlantia SpA	51,919	1,363
Snam SpA	229,783	1,113
Societa Iniziative Autostradali e Servizi SpA	24,163	281
		2,757
Japan (1.5%)
Tokyo Gas Co., Ltd.	220,000	1,386

Netherlands (1.4%)
Koninklijke Vopak N.V. (a)	24,363	1,346

Spain (2.2%)
Ferrovial SA	36,400	774
Red Electrica Corp., SA	4,090	332

Saeta Yield SA (c)	82,060	922
		2,028
Switzerland (1.6%)
Flughafen Zuerich AG (Registered)	1,962	1,546

United Kingdom (8.0%)
John Laing Group PLC (c)(d)	381,785	1,168
National Grid PLC	254,769	3,257
Pennon Group PLC	80,966	990
Severn Trent PLC	33,126	1,012
United Utilities Group PLC	79,869	1,105
		7,532
United States (46.9%)
American Tower Corp. REIT	40,650	3,827
American Water Works Co., Inc.	18,230	988
Atmos Energy Corp.	8,030	444
CenterPoint Energy, Inc.	72,818	1,486
Cheniere Energy, Inc. (c)	18,746	1,451
Crown Castle International Corp. REIT	53,916	4,450
Enbridge Energy Management LLC (a)(c)	54,662	1,989
Eversource Energy	13,919	703
ITC Holdings Corp.	47,663	1,784
Kinder Morgan, Inc.	192,319	8,089
NiSource, Inc.	19,720	871
ONEOK, Inc. (a)	23,790	1,148
Pattern Energy Group, Inc.	42,108	1,192
PG&E Corp.	44,707	2,373
Plains GP Holdings LP, Class A	9,808	278
SBA Communications Corp., Class A (c)	12,392	1,451
SemGroup Corp., Class A	19,498	1,586
Sempra Energy	25,341	2,763
Spectra Energy Corp.	70,211	2,540
Targa Resources Corp.	6,066	581
TerraForm Power, Inc., Class A (c)	3,028	111
Union Pacific Corp.	7,370	798
Williams Cos., Inc. (The)	65,946	3,336
		44,239
Total Common Stocks (Cost $69,789)		90,930

Short-Term Investments (8.6%)
Securities held as Collateral on Loaned Securities (4.8%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio - Institutional Class (e)	3,951,142	3,951

	Face Amount (000)	Value (000)
Repurchase Agreements (0.6%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $185; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $189)	$185	185

Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $396; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $428)	396	396
		581
Total Securities held as Collateral on Loaned Securities (Cost $4,532)		4,532

	Shares	Value (000)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class (e) (Cost $3,586)	3,585,965	3,586
Total Short-Term Investments (Cost $8,118)		8,118
Total Investments (104.9%) (Cost $77,907) Including $9,130 of Securities Loaned (f)+		99,048
Liabilities in Excess of Other Assets (-4.9%)		(4,658)
Net Assets (100.0%)		$94,390

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $9,130,000 and $9,552,000, respectively. The Portfolio received cash collateral of approximately $4,551,000, of which approximately $4,532,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $19,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $5,001,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $32,509,000 and 34.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $77,907,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $21,141,000 of which approximately $21,780,000 related to appreciated securities and approximately $639,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	44.0%
Other**	17.1
Communications	13.3
Electricity Transmission & Distribution	9.2
Toll Roads	8.9
Water	7.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Australia (5.3%)
Dexus Property Group REIT	39,158	$225
Federation Centres REIT	83,486	193
Goodman Group REIT	150,538	725
GPT Group REIT	158,122	549
Investa Office Fund REIT	75,213	223
Mirvac Group REIT	272,017	416
Novion Property Group REIT	14,671	28
Scentre Group REIT	483,191	1,373
Stockland REIT	163,352	558
Westfield Corp. REIT	187,201	1,358
		5,648
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	27,367	128
BUWOG AG (a)	4,087	84
		212
Brazil (0.5%)
BR Malls Participacoes SA	31,078	165
BR Properties SA	39,000	160
Iguatemi Empresa de Shopping Centers SA	28,347	250
		575
Canada (2.1%)
Boardwalk REIT	7,984	372
Brookfield Canada Office Properties REIT	9,591	217
Calloway REIT	4,280	98
Canadian Apartment Properties REIT	1,782	41
Crombie Real Estate Investment Trust REIT	11,657	124
Extendicare, Inc.	18,510	110
First Capital Realty, Inc.	19,672	306
RioCan REIT	40,331	923
		2,191
China (0.3%)
China Resources Land Ltd. (b)	7,888	22
Dalian Wanda Commercial Properties Co., Ltd. H Shares (a)(c)	22,600	140
Guangzhou R&F Properties Co., Ltd. H Shares (b)	141,200	145
		307
Finland (0.4%)
Citycon Oyj (a)	82,840	269
Sponda Oyj	47,195	202
		471
France (2.7%)
Fonciere Des Regions REIT	1,005	100
Fonciere Des Regions REIT (a)	62	6
Gecina SA REIT	2,884	390
ICADE REIT	2,738	247
Klepierre REIT	8,096	398
Unibail-Rodamco SE REIT	6,463	1,744

Unibail-Rodamco SE REIT	112	30
		2,915
Germany (1.2%)
Deutsche Annington Immobilien SE	12,337	417
Deutsche Euroshop AG	3,352	167
Deutsche Wohnen AG	9,785	251
DO Deutsche Office AG REIT (a)	18,368	80
LEG Immobilien AG (a)	3,969	315
		1,230
Hong Kong (10.3%)
Champion REIT	115,000	55
Hang Lung Properties Ltd.	86,000	242
Henderson Land Development Co., Ltd.	55,254	388
Hongkong Land Holdings Ltd.	243,300	1,838
Hysan Development Co., Ltd.	225,921	992
Kerry Properties Ltd.	61,199	213
Link REIT (The)	203,164	1,250
New World Development Co., Ltd.	487,031	564
Sino Land Co., Ltd.	123,085	201
Sun Hung Kai Properties Ltd.	227,893	3,508
Swire Properties Ltd.	188,900	614
Wharf Holdings Ltd.	149,816	1,044
		10,909
Ireland (0.2%)
Green REIT PLC	32,052	57
Hibernia REIT PLC	124,525	156
		213
Italy (0.1%)
Beni Stabili SpA REIT	164,407	129

Japan (11.8%)
Activia Properties, Inc. REIT	51	446
Advance Residence Investment Corp. REIT	60	144
Aeon Mall Co., Ltd.	1,900	38
Daibiru Corp.	3,500	36
Daiwa Office Investment Corp. REIT	24	129
Frontier Real Estate Investment Corp. REIT	7	33
GLP J-REIT	280	290
Hulic Co., Ltd.	10,700	120
Hulic REIT, Inc.	129	198
Japan Real Estate Investment Corp. REIT	130	611
Japan Retail Fund Investment Corp. REIT	144	286
Kenedix Office Investment Corp. REIT	8	44
Mitsubishi Estate Co., Ltd.	133,000	3,087
Mitsui Fudosan Co., Ltd.	105,000	3,086
Mori Hills Investment Corp. REIT	201	283
Nippon Building Fund, Inc. REIT	128	629
Nippon Healthcare Investment Corp. REIT	7	16
Nippon Prologis, Inc. REIT	129	284
NTT Urban Development Corp.	5,700	57
Orix, Inc. J-REIT	177	253
Premier Investment Corp.	6	35
Sumitomo Realty & Development Co., Ltd.	48,000	1,729
Tokyo Tatemono Co., Ltd.	39,000	286

United Urban Investment Corp. REIT	257	400
		12,520
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	—

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	5,696	261
Wereldhave N.V. REIT	3,213	216
		477
Norway (0.3%)
Entra ASA (a)(c)	21,403	222
Norwegian Property ASA (a)	39,294	51
		273
Singapore (2.2%)
Ascendas Real Estate Investment Trust REIT	94,300	178
CapitaCommercial Trust REIT	26,300	34
CapitaLand Ltd.	287,200	748
CapitaMall Trust REIT	148,800	238
City Developments Ltd.	28,400	208
Global Logistic Properties Ltd.	293,100	565
SPH REIT	128,600	97
UOL Group Ltd.	50,715	281
		2,349
Spain (0.1%)
Hispania Activos Inmobiliarios SAU (a)	5,345	70

Sweden (0.8%)
Atrium Ljungberg AB, Class B	9,093	139
Castellum AB	5,801	88
Fabege AB	10,313	148
Hufvudstaden AB, Class A	31,270	429
		804
Switzerland (0.7%)
Mobimo Holding AG (Registered) (a)	170	40
PSP Swiss Property AG (Registered) (a)	7,086	668
Swiss Prime Site AG (Registered) (a)	924	80
		788
United Kingdom (7.2%)
British Land Co., PLC REIT	119,133	1,470
Capital & Counties Properties PLC	42,261	251
Capital & Regional PLC	302,825	259
Derwent London PLC REIT	11,241	570
Grainger PLC	63,287	194
Great Portland Estates PLC REIT	47,415	570
Hammerson PLC REIT	66,568	656
Helical Bar PLC	90	1
Intu Properties PLC REIT	59,435	307
Land Securities Group PLC REIT	85,107	1,581
LXB Retail Properties PLC (a)	169,987	335
Quintain Estates & Development PLC (a)	212,420	298
Safestore Holdings PLC REIT	36,084	156
Segro PLC REIT	36,144	223
Shaftesbury PLC REIT	15,909	196

ST Modwen Properties PLC	14,761	97
Unite Group PLC	29,540	256
Urban & Civic PLC	51,505	198
Workspace Group PLC REIT	4,791	61
		7,679
United States (51.7%)
Acadia Realty Trust REIT	8,751	305
Alexandria Real Estate Equities, Inc. REIT	3,948	387
AvalonBay Communities, Inc. REIT	19,923	3,472
BioMed Realty Trust, Inc. REIT	14,848	336
Boston Properties, Inc. REIT	18,938	2,660
Camden Property Trust REIT	22,313	1,743
Chesapeake Lodging Trust	23,677	801
Corporate Office Properties Trust REIT	5,370	158
Cousins Properties, Inc. REIT	49,763	527
CubeSmart REIT	6,864	166
DCT Industrial Trust, Inc. REIT	2,335	81
DDR Corp. REIT	5,420	101
Douglas Emmett, Inc. REIT	28,780	858
Duke Realty Corp. REIT	31,941	695
Equity Lifestyle Properties, Inc. REIT	15,700	863
Equity One, Inc. REIT	4,709	126
Equity Residential REIT	56,078	4,366
Essex Property Trust, Inc. REIT	2,828	650
Extended Stay America, Inc. (Units) (f)	6,940	136
Federal Realty Investment Trust REIT	1,331	196
Forest City Enterprises, Inc., Class A (a)	11,663	298
General Growth Properties, Inc. REIT	71,254	2,106
HCP, Inc. REIT	13,212	571
Health Care REIT, Inc.	5,506	426
Healthcare Realty Trust, Inc. REIT	8,328	231
Hilton Worldwide Holdings, Inc. (a)	38,962	1,154
Host Hotels & Resorts, Inc. REIT	148,367	2,994
Hudson Pacific Properties, Inc. REIT	19,590	650
Kimco Realty Corp. REIT	43,897	1,179
La Quinta Holdings, Inc. (a)	1,320	31
LaSalle Hotel Properties REIT	1,704	66
Lexington Realty Trust REIT	3,680	36
Liberty Property Trust REIT	18,790	671
Macerich Co. (The) REIT	12,406	1,046
Mack-Cali Realty Corp. REIT	29,061	560
Mid-America Apartment Communities, Inc. REIT	9,384	725
National Retail Properties, Inc. REIT	17,394	713
Paramount Group, Inc. REIT	13,599	262
ProLogis, Inc. REIT	28,052	1,222
Public Storage REIT	13,516	2,665
Realty Income Corp. REIT	7,301	377
Regency Centers Corp. REIT	25,174	1,713
Rexford Industrial Realty, Inc. REIT	11,148	176
Senior Housing Properties Trust REIT	45,674	1,014
Simon Property Group, Inc. REIT	33,375	6,529
Sovran Self Storage, Inc. REIT	4,377	411
Starwood Hotels & Resorts Worldwide, Inc.	14,566	1,216
STORE Capital Corp. REIT	19,171	448
Tanger Factory Outlet Centers, Inc. REIT	31,215	1,098
Urban Edge Properties REIT	9,648	229
Ventas, Inc. REIT	22,396	1,635
Vornado Realty Trust REIT	31,524	3,531

WP GLIMCHER, Inc. REIT	12,330	205
		54,815
Total Common Stocks (Cost $73,481)		104,575

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $1,367)	1,366,699	1,367
Total Investments (99.9%) (Cost $74,848) (h)+		105,942
Other Assets in Excess of Liabilities (0.1%)		120
Net Assets (100.0%)		$106,062

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At March 31, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at March 31, 2015.
(f)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $46,988,000 and 44.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $74,848,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $31,094,000 of which approximately $32,044,000 related to appreciated securities and approximately $950,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	29.0%
Retail	26.4
Other*	13.5
Residential	13.1
Office	12.0
Lodging/Resorts	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Global Tactical Asset Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (27.5%)
Agency Fixed Rate Mortgages (2.8%)
United States (2.8%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.00%, 4/1/45 (a)	$280		$286
3.50%, 4/1/45 (a)	900		943
Gold Pool:
6.50%, 5/1/29	—	@	—	@
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/30 (a)	184		193
3.50%, 4/1/30 (a)	176		187
4.00%, 4/1/45 (a)	186		199
4.50%, 4/1/45 (a)	422		460
Conventional Pools:
4.00%, 11/1/41 – 7/1/43	470		506
5.00%, 1/1/41 – 3/1/41	216		243
5.50%, 2/1/38	56		64
6.00%, 1/1/38	50		57
6.50%, 8/1/38	7		8
Government National Mortgage Association,
April TBA:
3.50%, 4/20/45 (a)	938		987
4.00%, 4/20/45 (a)	558		595
Various Pools:
3.50%, 12/15/43	212		225
Total Agency Fixed Rate Mortgages (Cost $4,902)			4,953

Asset-Backed Securities (0.3%)
United States (0.3%)
Brazos Student Finance Corp.,
1.17%, 6/25/35 (b)	21		22
CVS Pass-Through Trust,
6.04%, 12/10/28	184		218
Louisiana Public Facilities Authority,
Zero Coupon, 4/26/27 (b)	133		133
North Carolina State Education Assistance Authority,
1.06%, 7/25/25 (b)	100		100
Total Asset-Backed Securities (Cost $435)			473

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22	99		101
2.40%, 6/25/22	245		249
Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $351)			350

Commercial Mortgage-Backed Securities (1.1%)
United States (1.1%)
COMM Mortgage Trust,
2.85%, 10/15/45	100		103
3.28%, 1/10/46	45		47
4.74%, 7/15/47 (b)(c)	100		96

Commercial Mortgage Pass-Through Certificates,
3.96%, 3/10/47		144	158
2.82%, 10/15/45		57	59
4.24%, 2/10/47 (b)		77	86
Extended Stay America Trust,
2.96%, 12/5/31 (c)		100	102
JPMBB Commercial Mortgage Securities Trust,
4.66%, 8/15/47 (b)		144	140
4.56%, 9/15/47 (b)(c)		102	97
3.96%, 9/15/47 (b)(c)		100	92
NLY Commercial Mortgage Trust,
1.36%, 11/15/30 (b)(c)		104	104
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	43
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		62	64
3.94%, 8/15/50 (c)		245	221
1.19%, 2/15/27 (b)(c)		199	199
WF-RBS Commercial Mortgage Trust,
3.99%, 5/15/47 (c)		150	137
3.99%, 10/15/57 (b)(c)		144	132
Total Commercial Mortgage-Backed Securities (Cost $1,805)			1,880

Corporate Bonds (7.6%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
4.88%, 1/12/21 (c)		100	114
5.13%, 9/10/19	EUR	100	128
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$70		75
Commonwealth Bank of Australia,
5.00%, 3/19/20 (c)		50	57
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		85	100
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	205
Telstra Corp., Ltd.,
3.13%, 4/7/25		55	55
Wesfarmers Ltd.,
1.87%, 3/20/18 (c)		25	25
2.98%, 5/18/16 (c)		75	77
			836
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		125	132

Brazil (0.1%)
Vale Overseas Ltd.,
5.63%, 9/15/19		145	155

Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23		25	25
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		35	38
Goldcorp, Inc.,
3.70%, 3/15/23		73	72
			135

Chile (0.1%)
ENTEL Chile SA,
4.88%, 10/30/24 (c)	200		209

China (0.2%)
Baidu, Inc.,
3.25%, 8/6/18	225		234
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)(d)	200		198
			432
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	110		118

France (0.5%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	100	114
BNP Paribas SA,
4.25%, 10/15/24	$200		206
5.00%, 1/15/21	85		97
BPCE SA,
5.15%, 7/21/24 (c)	200		214
Credit Agricole SA,
3.90%, 4/19/21	EUR	50	62
5.88%, 6/11/19	50		65
LVMH Moet Hennessy Louis Vuitton SE,
1.63%, 6/29/17 (c)	$75		76
			834
Germany (0.4%)
KFW,
3.75%, 7/18/18	AUD	500	399
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	127
Volkswagen International Finance N.V.,
2.38%, 3/22/17 (c)	$100		102
			628
Hong Kong (0.1%)
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17 (c)	200		199

Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16	130		139

Italy (0.1%)
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	100		119
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	48
UniCredit SpA,
4.25%, 7/29/16	50		57
			224
Korea, Republic of (0.1%)
Export-Import Bank of Korea,
4.00%, 1/14/24	$200		221

Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	200		203

Netherlands (0.4%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	200		204
3.63%, 10/6/17	EUR	50	58
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.88%, 2/8/22	$50		54
Series G
3.75%, 11/9/20	EUR	50	61
ING Bank N.V.,
5.25%, 6/5/18	50		63
5.80%, 9/25/23 (c)	$200		227
			667
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	50	57
Telefonica Emisiones SAU,
4.71%, 1/20/20	200		255
			312
Sweden (0.1%)
Nordea Bank AB,
4.00%, 3/29/21	70		89

Switzerland (0.3%)
ABB Treasury Center USA, Inc.,
2.50%, 6/15/16 (c)	$125		127
4.00%, 6/15/21 (c)	50		55
Credit Suisse,
6.00%, 2/15/18	25		28
Glencore Funding LLC,
4.13%, 5/30/23 (c)	100		102
Novartis Capital Corp.,
4.40%, 5/6/44	75		87
UBS AG,
7.50%, 7/15/25	150		197
			596
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)	200		209

United Kingdom (0.7%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24	50		54
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	50	59
Barclays Bank PLC,
6.00%, 1/23/18	50		61
BAT International Finance PLC,
5.38%, 6/29/17	50		60
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	$25		34
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	60
4.88%, 7/15/23 (c)	$100		113

HSBC Holdings PLC,
4.25%, 3/14/24		200	210
6.25%, 3/19/18	EUR	50	62
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		50	58
Lloyds Bank PLC,
6.50%, 3/24/20		100	134
Nationwide Building Society,
6.25%, 2/25/20 (c)	$270		321
			1,226
United States (3.2%)
Actavis Funding SCS,
3.80%, 3/15/25		25	26
Altria Group, Inc.,
2.85%, 8/9/22		30	30
5.38%, 1/31/44		55	65
American International Group, Inc.,
4.88%, 6/1/22		50	57
Amgen, Inc.,
5.15%, 11/15/41		50	58
Apple, Inc.,
3.85%, 5/4/43		50	51
4.45%, 5/6/44		75	84
AT&T, Inc.,
6.30%, 1/15/38		75	90
AvalonBay Communities, Inc.,
2.95%, 9/15/22		50	50
Bank of America Corp.,
4.00%, 4/1/24		120	128
5.70%, 1/24/22		25	29
MTN
4.20%, 8/26/24		50	52
4.25%, 10/22/26		34	35
5.00%, 1/21/44		70	81
Bayer US Finance LLC,
3.38%, 10/8/24 (c)		200	208
Boston Properties LP,
3.85%, 2/1/23		75	79
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		75	83
Citigroup, Inc.,
5.50%, 9/13/25		75	85
6.13%, 5/15/18		22	25
6.68%, 9/13/43		20	27
8.13%, 7/15/39		75	118
8.50%, 5/22/19		5	6
Coca-Cola Co.,
3.20%, 11/1/23		100	105
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
4.60%, 2/15/21		10	11
Enterprise Products Operating LLC,
3.35%, 3/15/23		50	51
5.25%, 1/31/20		35	40
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		200	215
Ford Motor Credit Co., LLC,
4.21%, 4/15/16		100	103
Freeport-McMoRan, Inc.,
3.88%, 3/15/23		25	23

General Electric Capital Corp.,
5.30%, 2/11/21		100	116
MTN
5.88%, 1/14/38		25	32
Series G
6.00%, 8/7/19		145	170
Genworth Holdings, Inc.,
7.20%, 2/15/21		125	130
Gilead Sciences, Inc.,
4.80%, 4/1/44		75	87
Goldman Sachs Group, Inc. (The),
4.38%, 3/16/17	EUR	50	58
6.75%, 10/1/37	$125		164
MTN
4.80%, 7/8/44		25	28
Home Depot, Inc.,
5.88%, 12/16/36		50	66
HSBC Finance Corp.,
6.68%, 1/15/21		50	59
HSBC USA, Inc.,
3.50%, 6/23/24		100	105
International Business Machines Corp.,
1.95%, 2/12/19		100	102
JPMorgan Chase & Co.,
3.20%, 1/25/23		25	25
3.88%, 2/1/24		70	74
4.25%, 10/15/20		50	55
4.63%, 5/10/21		140	157
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24		50	51
Kinder Morgan, Inc.,
4.30%, 6/1/25		50	51
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)		25	27
Medtronic, Inc.,
3.63%, 3/15/24		100	106
4.63%, 3/15/45 (c)		25	28
Merck & Co., Inc.,
2.80%, 5/18/23		100	102
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	62
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (c)		50	56
NBC Universal Media LLC,
4.38%, 4/1/21		130	145
NetApp, Inc.,
2.00%, 12/15/17		25	25
Ohio Power Co.,
5.38%, 10/1/21		75	89
Omnicom Group, Inc.,
3.63%, 5/1/22		30	32
3.65%, 11/1/24		32	33
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18		80	93
Oracle Corp.,
3.40%, 7/8/24		75	79
PepsiCo, Inc.,
3.60%, 3/1/24		100	107
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		60	76
8.75%, 5/1/19		110	137
PPL WEM Holdings Ltd.,
3.90%, 5/1/16 (c)		60	62

Principal Financial Group, Inc.,
8.88%, 5/15/19		50	63
Prudential Financial, Inc.,
6.63%, 12/1/37		40	53
Rowan Cos., Inc.,
5.85%, 1/15/44		50	43
Spectra Energy Capital LLC,
7.50%, 9/15/38		50	61
Target Corp.,
3.50%, 7/1/24		75	80
Time Warner Cable, Inc.,
4.50%, 9/15/42		75	77
Time Warner, Inc.,
7.70%, 5/1/32		25	36
Tyson Foods, Inc.,
3.95%, 8/15/24		25	26
UnitedHealth Group, Inc.,
1.40%, 10/15/17		25	25
4.25%, 3/15/43		25	27
Verizon Communications, Inc.,
4.67%, 3/15/55 (c)		82	81
5.01%, 8/21/54		69	72
6.55%, 9/15/43		9	12
Wells Fargo & Co.,
4.13%, 8/15/23		40	43
Series M
3.45%, 2/13/23		100	102
Zimmer Holdings, Inc.,
5.75%, 11/30/39		50	60
			5,665
Total Corporate Bonds (Cost $12,847)			13,229

Mortgage - Other (0.1%)
United States (0.1%)
Banc of America Funding Trust,
0.57%, 5/25/37 (b) (Cost $239)		323	237

Sovereign (11.8%)
Australia (0.4%)
Australia Government Bond,
2.75%, 4/21/24	AUD	300	238
3.25%, 4/21/25		685	565
			803
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$200		211

Brazil (0.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	2,040	539

Canada (1.0%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	1,900	1,716

France (1.2%)
Credit Mutuel - CIC Home Loan SFH,
1.50%, 11/16/17 (c)	$200		202

France Government Bond OAT,
1.00%, 5/25/19	EUR	900	1,009
1.75%, 5/25/23	430		517
5.50%, 4/25/29	235		415
			2,143
Germany (0.7%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	370		731
4.75%, 7/4/34	240		461
			1,192
Greece (0.2%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 – 2/24/42 (e)	680		360

Hungary (0.2%)
Hungary Government International Bond,
5.38%, 3/25/24	$52		59
5.75%, 11/22/23	310		358
			417
Indonesia (0.3%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	400		464

Ireland (0.3%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	385	598

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (c)	543		714
3.25%, 9/1/46 (c)	90		123
4.00%, 9/1/20	350		444
5.50%, 11/1/22	435		620
			1,901
Japan (1.6%)
Japan Government Ten Year Bond,
1.10%, 3/20/21	JPY	90,000	793
Japan Government Thirty Year Bond,
1.70%, 6/20/33	170,000		1,582
2.00%, 9/20/40	48,000		461
			2,836
Kazakhstan (0.1%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21	$200		200

Korea, Republic of (0.1%)
Korea Development Bank (The),
3.88%, 5/4/17	200		210

Mexico (0.1%)
Petroleos Mexicanos,
6.38%, 1/23/45	160		179

New Zealand (0.4%)
New Zealand Government Bond,
3.00%, 4/15/20	NZD	860	638

Poland (0.7%)
Poland Government Bond,
4.00%, 10/25/23	PLN	2,159	650
5.75%, 10/25/21	1,600		518
			1,168
South Africa (0.1%)
South Africa Government Bond,
7.75%, 2/28/23	ZAR	1,300	108

Spain (1.0%)
Spain Government Bond,
0.50%, 10/31/17 (c)	EUR	125	135
4.20%, 1/31/37	275		419
4.40%, 10/31/23 (c)	150		205
5.85%, 1/31/22	390		558
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	304		363
			1,680
United Kingdom (1.9%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	920	1,503
4.25%, 6/7/32 – 9/7/39	910		1,821
			3,324
Total Sovereign (Cost $21,870)			20,687

U.S. Treasury Securities (3.6%)
United States (3.6%)
U.S. Treasury Bond,
3.50%, 2/15/39		$1,150	1,362
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25	1,262		1,273
U.S. Treasury Notes,
0.63%, 9/30/17	1,500		1,496
2.38%, 6/30/18	2,000		2,088
Total U.S. Treasury Securities (Cost $5,899)			6,219
Total Fixed Income Securities (Cost $48,348)			48,028

	Shares		Value (000)
Common Stocks (54.2%)
Australia (0.7%)
AGL Energy Ltd.	677		8
Alumina Ltd.	6,719		8
Amcor Ltd.	2,089		22
AMP Ltd.	5,422		26
ASX Ltd.	375		12
Australia & New Zealand Banking Group Ltd.	4,486		125
BHP Billiton Ltd.	4,416		103
Brambles Ltd.	2,286		20
Coca-Cola Amatil Ltd.	403		3

Commonwealth Bank of Australia	1,913	136
CSL Ltd.	753	53
Echo Entertainment Group Ltd.	278	1
Fortescue Metals Group Ltd.	2,175	3
GPT Group REIT	5,677	20
Incitec Pivot Ltd.	3,334	10
Insurance Australia Group Ltd.	3,794	18
Leighton Holdings Ltd.	311	5
Macquarie Group Ltd.	541	31
National Australia Bank Ltd.	3,336	98
Newcrest Mining Ltd. (f)	987	10
Orica Ltd.	817	12
Origin Energy Ltd.	1,806	15
Orora Ltd.	2,089	4
QBE Insurance Group Ltd.	2,573	25
Recall Holdings Ltd.	457	3
Rio Tinto Ltd.	594	26
Santos Ltd.	1,445	8
Scentre Group REIT	7,639	22
Shopping Centres Australasia Property Group REIT	329	1
Stockland REIT	6,650	23
Suncorp Group Ltd.	2,222	23
Sydney Airport	562	2
TABCORP Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	26
Transurban Group	2,557	18
Treasury Wine Estates Ltd.	1,224	5
Wesfarmers Ltd.	1,477	49
Westfield Corp. REIT	3,501	25
Westpac Banking Corp.	3,768	113
Woodside Petroleum Ltd.	832	22
Woolworths Ltd.	1,601	36
		1,171
Austria (0.0%)
BUWOG AG (f)	47	1
Erste Group Bank AG	2,838	70
Immofinanz AG (f)	955	3
Verbund AG, Class A	128	2
Voestalpine AG	270	10
		86
Belgium (0.5%)
Ageas	525	19
Anheuser-Busch InBev N.V.	4,007	490
Belgacom SA	142	5
Colruyt SA	336	15
Delhaize Group SA	101	9
Groupe Bruxelles Lambert SA	340	28
KBC Groep N.V. (f)	2,775	172
Solvay SA	196	28
Telenet Group Holding N.V. (f)	59	3
UCB SA	104	8
Umicore SA	369	15
Viohalco SA (f)	253	1
		793
Canada (0.8%)
Agnico-Eagle Mines Ltd.	200	5
Agrium, Inc.	200	21

Bank of Montreal	500	30
Bank of Nova Scotia	800	40
Barrick Gold Corp.	37,100	407
BCE, Inc.	1,000	42
Blackberry Ltd. (f)	500	4
Brookfield Asset Management, Inc., Class A	700	37
Cameco Corp.	500	7
Canadian Imperial Bank of Commerce	500	36
Canadian National Railway Co.	1,000	67
Canadian Natural Resources Ltd.	1,000	31
Canadian Pacific Railway Ltd.	200	37
Cenovus Energy, Inc.	800	13
Crescent Point Energy Corp.	300	7
Eldorado Gold Corp.	600	3
Enbridge, Inc.	900	43
Encana Corp.	900	10
Goldcorp, Inc.	800	14
Imperial Oil Ltd.	100	4
Kinross Gold Corp. (f)	1,200	3
Loblaw Cos. Ltd.	129	6
Lululemon Athletica, Inc. (f)	935	60
Magna International, Inc.	600	32
Manulife Financial Corp.	2,900	49
National Bank of Canada	400	15
Penn West Petroleum Ltd.	500	1
Potash Corp. of Saskatchewan, Inc.	900	29
Power Corp. of Canada	600	16
Rogers Communications, Inc., Class B	400	13
Royal Bank of Canada	1,200	72
Silver Wheaton Corp.	400	8
Sun Life Financial, Inc.	800	25
Suncor Energy, Inc.	1,600	47
Talisman Energy, Inc.	1,000	8
Teck Resources Ltd., Class B	500	7
Thomson Reuters Corp.	500	20
Toronto-Dominion Bank (The)	1,800	77
TransCanada Corp.	600	26
Yamana Gold, Inc.	900	3
		1,375
Chile (0.0%)
Antofagasta PLC	2,602	28

China (0.0%)
Wynn Macau Ltd. (d)	2,800	6

Denmark (0.2%)
AP Moeller - Maersk A/S Series A	11	22
AP Moeller - Maersk A/S Series B	16	34
Carlsberg A/S Series B	53	4
Danske Bank A/S	888	23
DSV A/S	626	20
Novo Nordisk A/S Series B	4,673	250
Novozymes A/S Series B	428	20
Pandora A/S	66	6
Vestas Wind Systems A/S	459	19
		398
Finland (0.2%)
Elisa Oyj	455	11
Fortum Oyj	992	21

Kesko Oyj, Class B	31	1
Kone Oyj, Class B	811	36
Metso Oyj	316	9
Nokia Oyj	19,715	151
Nokian Renkaat Oyj	240	7
Orion Oyj, Class B	117	3
Sampo Oyj, Class A	830	42
Stora Enso Oyj, Class R	1,002	10
UPM-Kymmene Oyj	554	11
Valmet Oyj	204	3
Wartsila Oyj	427	19
		324
France (3.1%)
Aeroports de Paris (ADP)	95	11
Air Liquide SA	1,937	249
Airbus Group N.V.	2,875	187
Alcatel-Lucent (f)	7,434	28
Alstom SA (f)	406	13
Arkema SA	40	3
AtoS	80	6
AXA SA	11,469	289
BNP Paribas SA	6,389	389
Bouygues SA	585	23
Cap Gemini SA	443	36
Carrefour SA	3,580	119
Casino Guichard Perrachon SA	107	9
CGG SA (f)	292	2
Christian Dior SE	167	31
Cie de Saint-Gobain	2,596	114
Cie Generale des Etablissements Michelin	404	40
Credit Agricole SA	18,175	267
Danone SA	3,126	210
Electricite de France SA	1,111	27
Essilor International SA	1,053	121
Fonciere Des Regions REIT	53	5
GDF Suez	8,563	169
Gecina SA REIT	37	5
Groupe Eurotunnel SE	1,349	19
Hermes International	39	14
Iliad SA	20	5
Imerys SA	110	8
Kering	40	8
Klepierre REIT	319	16
L’Oreal SA	1,406	259
Lafarge SA	495	32
Legrand SA	305	16
LVMH Moet Hennessy Louis Vuitton SE	1,425	252
Natixis SA	780	6
Numericable-SFR SAS (f)	80	4
Orange SA	10,534	169
Pernod Ricard SA	453	53
Peugeot SA (f)	386	6
Publicis Groupe SA	352	27
Remy Cointreau SA	12	1
Renault SA	390	36
Rexel SA	190	4
Safran SA	331	23
Sanofi	5,436	535
Schneider Electric SE	3,072	239
SES SA	614	22

Societe Generale SA	4,620	223
Sodexo SA	272	27
Suez Environnement Co.	250	4
Technip SA	158	10
Thales SA	156	9
Total SA	10,725	534
Unibail-Rodamco SE REIT	459	124
Vallourec SA	167	4
Veolia Environnement SA	586	11
Vinci SA	2,930	168
Vivendi SA	6,916	172
Zodiac Aerospace	110	4
		5,397
Germany (2.7%)
Adidas AG	295	23
Allianz SE (Registered)	2,264	393
BASF SE	4,290	427
Bayer AG (Registered)	4,002	601
Bayerische Motoren Werke AG	1,723	216
Beiersdorf AG	49	4
Brenntag AG	60	4
Commerzbank AG (f)	7,563	104
Continental AG	143	34
Daimler AG (Registered)	4,639	447
Deutsche Annington Immobilien SE	110	4
Deutsche Bank AG (Registered)	6,190	215
Deutsche Boerse AG	187	15
Deutsche Lufthansa AG (Registered)	220	3
Deutsche Post AG (Registered)	4,258	133
Deutsche Telekom AG (Registered)	15,096	276
E.ON SE	9,674	144
Esprit Holdings Ltd. (d)	2,892	3
Fraport AG Frankfurt Airport Services Worldwide	103	6
Fresenius Medical Care AG & Co., KGaA	226	19
Fresenius SE & Co., KGaA	605	36
Fuchs Petrolub SE (Preference)	80	3
HeidelbergCement AG	205	16
Henkel AG & Co., KGaA	257	27
Henkel AG & Co., KGaA (Preference)	360	42
Hugo Boss AG	40	5
Infineon Technologies AG	1,553	19
K&S AG (Registered)	258	8
Lanxess AG	124	7
Linde AG	246	50
Merck KGaA	236	27
Metro AG	404	14
Muenchener Rueckversicherungs AG (Registered)	849	183
Osram Licht AG	69	3
Porsche Automobil Holding SE (Preference)	320	31
QIAGEN N.V. (f)	570	14
RWE AG	2,539	65
Salzgitter AG	88	3
SAP SE	4,650	338
Siemens AG (Registered)	3,836	415
Suedzucker AG	40	1
Symrise AG	80	5
Telefonica Deutschland Holding AG (f)	1,310	8
ThyssenKrupp AG	379	10
Volkswagen AG	124	32

Volkswagen AG (Preference)	772	206
		4,639
Greece (0.1%)
Aegean Airlines SA (f)	275	2
Alpha Bank AE (f)	17,647	5
Athens Water Supply & Sewage Co., SA (The)	188	1
Attica Bank SA (f)	11,731	1
Ellaktor SA (f)	877	2
Eurobank Ergasias SA (f)	42,965	5
FF Group (f)	259	8
Fourlis Holdings SA (f)	369	1
Frigoglass SAIC (f)	126	—	@
GEK Terna Holding Real Estate Construction SA (f)	708	1
Grivalia Properties REIC REIT	251	2
Hellenic Exchanges - Athens Stock Exchange SA Holding (f)	1,064	5
Hellenic Petroleum SA (f)	561	2
Hellenic Telecommunications Organization SA (f)	1,295	11
Intralot SA-Integrated Lottery Systems & Services (f)	322	1
JUMBO SA	837	9
Lamda Development SA (f)	87	—	@
Marfin Investment Group Holdings SA (f)	5,065	1
Metka SA	174	2
Motor Oil Hellas Corinth Refineries SA	366	3
Mytilineos Holdings SA (f)	868	5
National Bank of Greece SA (f)	8,041	10
OPAP SA	1,119	11
Piraeus Bank SA (f)	9,722	4
Piraeus Port Authority SA	31	—	@
Public Power Corp. SA (f)	1,844	11
Sarantis SA (f)	45	—	@
Terna Energy SA (f)	232	1
Thrace Plastics Co., SA (f)	209	—	@
Titan Cement Co., SA	179	4
		108
Hong Kong (0.2%)
Bank of East Asia Ltd. (The)	3,438	14
BOC Hong Kong Holdings Ltd.	4,500	16
CK Hutchison Holdings Ltd.	2,000	41
CLP Holdings Ltd.	2,700	24
Global Brands Group Holding Ltd. (f)	8,000	2
Hang Lung Group Ltd.	1,000	5
Hang Lung Properties Ltd.	4,000	11
Hang Seng Bank Ltd.	1,700	31
Henderson Land Development Co., Ltd.	2,783	19
Hong Kong & China Gas Co., Ltd.	6,425	15
Hong Kong Exchanges and Clearing Ltd.	1,356	33
Hutchison Whampoa Ltd.	3,000	41
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	5
Link REIT (The)	2,754	17
MTR Corp., Ltd.	3,184	15
New World Development Co., Ltd.	7,027	8
Power Assets Holdings Ltd.	2,000	20
Sands China Ltd.	3,200	13
Sino Land Co., Ltd.	5,798	9
Sun Hung Kai Properties Ltd.	2,530	39
Swire Pacific Ltd., Class A	1,000	14
Swire Properties Ltd.	950	3

Wharf Holdings Ltd.	1,400	10
		406
Ireland (0.1%)
Bank of Ireland (f)	206,546	78
CRH PLC	1,112	29
Kerry Group PLC, Class A	72	5
		112
Italy (1.0%)
Assicurazioni Generali SpA	6,545	129
Atlantia SpA	646	17
Banca Monte dei Paschi di Siena SpA (f)	30,412	20
Banco Popolare SC (f)	2,401	38
Enel Green Power SpA	6,137	11
Enel SpA	33,484	151
Eni SpA	11,802	204
Exor SpA	94	4
Finmeccanica SpA (f)	598	7
Intesa Sanpaolo SpA	162,238	551
Luxottica Group SpA	267	17
Mediobanca SpA	766	7
Prysmian SpA	198	4
Saipem SpA (f)	257	3
Snam SpA	3,616	18
Telecom Italia SpA	7,548	7
Telecom Italia SpA (f)	14,272	17
Terna Rete Elettrica Nazionale SpA	1,572	7
UniCredit SpA	62,140	421
Unione di Banche Italiane SCPA	6,399	50
		1,683
Japan (2.3%)
Aeon Co., Ltd.	2,400	26
Aisin Seiki Co., Ltd.	400	14
Ajinomoto Co., Inc.	2,000	44
Asahi Glass Co., Ltd.	2,000	13
Asahi Group Holdings Ltd.	1,200	38
Asahi Kasei Corp.	3,000	29
Astellas Pharma, Inc.	2,500	41
Bank of Yokohama Ltd. (The)	5,000	29
Bridgestone Corp.	1,200	48
Canon, Inc.	1,300	46
Central Japan Railway Co.	234	42
Chubu Electric Power Co., Inc.	1,100	13
Chugoku Electric Power Co., Inc. (The)	700	9
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	25
Daiichi Sankyo Co., Ltd.	1,000	16
Daikin Industries Ltd.	400	27
Daiwa House Industry Co., Ltd.	2,000	39
Daiwa Securities Group, Inc.	5,000	39
Denso Corp.	700	32
East Japan Railway Co.	500	40
Eisai Co., Ltd.	600	43
FANUC Corp.	300	66
Fast Retailing Co., Ltd.	100	39
FUJIFILM Holdings Corp.	1,000	36
Fujitsu Ltd.	4,000	27
Hankyu Hanshin Holdings, Inc.	5,000	31

Hitachi Ltd.	5,000	34
Honda Motor Co., Ltd.	1,900	62
Hoya Corp.	900	36
Inpex Corp.	1,200	13
ITOCHU Corp.	2,200	24
Japan Tobacco, Inc.	2,146	68
JFE Holdings, Inc.	900	20
JX Holdings, Inc.	4,300	16
Kansai Electric Power Co., Inc. (The) (f)	1,200	11
Kao Corp.	1,100	55
KDDI Corp.	1,869	42
Keyence Corp.	200	109
Kintetsu Corp.	6,000	22
Kirin Holdings Co., Ltd.	2,500	33
Kobe Steel Ltd.	8,000	15
Komatsu Ltd.	1,600	31
Konica Minolta, Inc.	1,500	15
Kubota Corp.	3,000	48
Kuraray Co., Ltd.	1,000	14
Kyocera Corp.	600	33
Kyushu Electric Power Co., Inc.	800	8
LIXIL Group Corp.	1,100	26
Marubeni Corp.	3,000	17
Mitsubishi Chemical Holdings Corp.	3,500	20
Mitsubishi Corp.	1,800	36
Mitsubishi Electric Corp.	3,000	36
Mitsubishi Estate Co., Ltd.	2,000	46
Mitsubishi Heavy Industries Ltd.	7,000	39
Mitsui & Co., Ltd.	2,200	30
Mitsui Fudosan Co., Ltd.	2,000	59
Mitsui OSK Lines Ltd.	3,000	10
Mizuho Financial Group, Inc.	28,900	51
MS&AD Insurance Group Holdings, Inc.	1,100	31
Murata Manufacturing Co., Ltd.	300	41
NEC Corp.	8,000	23
NGK Insulators Ltd.	1,000	21
Nidec Corp.	400	27
Nikon Corp.	800	11
Nintendo Co., Ltd.	100	15
Nippon Building Fund, Inc. REIT	4	20
Nippon Steel Sumitomo Metal Corp.	10,000	25
Nippon Telegraph & Telephone Corp.	700	43
Nippon Yusen KK	3,000	9
Nissan Motor Co., Ltd.	3,000	31
Nisshin Seifun Group, Inc.	100	1
Nitto Denko Corp.	300	20
Nomura Holdings, Inc.	5,300	31
NTT DoCoMo, Inc.	2,100	36
Odakyu Electric Railway Co., Ltd.	3,000	31
Olympus Corp. (f)	500	19
Omron Corp.	700	32
Oriental Land Co., Ltd.	800	61
ORIX Corp.	1,710	24
Osaka Gas Co., Ltd.	5,000	21
Panasonic Corp.	2,800	37
Rakuten, Inc.	2,000	35
Ricoh Co., Ltd.	2,000	22
Rohm Co., Ltd.	300	21
Secom Co., Ltd.	500	33
Sekisui House Ltd.	2,000	29
Seven & I Holdings Co., Ltd.	1,800	76
Sharp Corp.	2,000	4

Shikoku Electric Power Co., Inc. (f)	500	6
Shin-Etsu Chemical Co., Ltd.	500	33
Shionogi & Co., Ltd.	1,200	40
Shiseido Co., Ltd.	1,100	20
Shizuoka Bank Ltd. (The)	3,000	30
SMC Corp.	200	60
Softbank Corp.	1,100	64
Sompo Japan Nipponkoa Holdings, Inc.	1,000	31
Sony Corp. (f)	1,300	35
Sumitomo Chemical Co., Ltd.	3,000	15
Sumitomo Corp.	1,900	20
Sumitomo Electric Industries Ltd.	1,200	16
Sumitomo Metal Mining Co., Ltd.	1,000	15
Sumitomo Mitsui Financial Group, Inc.	1,900	73
Sumitomo Mitsui Trust Holdings, Inc.	5,000	21
Sumitomo Realty & Development Co., Ltd.	1,000	36
Suntory Beverage & Food Ltd.	100	4
Suzuki Motor Corp.	700	21
T&D Holdings, Inc.	1,700	23
Takeda Pharmaceutical Co., Ltd.	900	45
TDK Corp.	400	28
Terumo Corp.	1,000	26
Tohoku Electric Power Co., Inc.	1,000	11
Tokio Marine Holdings, Inc.	1,100	42
Tokyo Electric Power Co., Inc. (f)	3,400	13
Tokyo Electron Ltd.	500	35
Tokyo Gas Co., Ltd.	4,000	25
Tokyu Corp.	3,000	19
Toray Industries, Inc.	3,000	25
Toshiba Corp.	5,000	21
Toyota Industries Corp.	800	46
Toyota Motor Corp.	3,400	237
Unicharm Corp.	300	8
West Japan Railway Co.	400	21
Yahoo! Japan Corp.	4,700	19
Yamada Denki Co., Ltd.	2,500	10
Yamato Holdings Co., Ltd.	400	9
		3,974
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	1,579	5

Luxembourg (0.0%)
Altice SA (f)	49	5

Mexico (0.0%)
Fresnillo PLC	288	3

Netherlands (0.7%)
Akzo Nobel N.V.	558	42
ArcelorMittal	1,760	17
ASML Holding N.V.	1,949	199
Boskalis Westminster N.V.	80	4
CNH Industrial N.V.	1,267	10
Fiat Chrysler Automobiles N.V. (f)	1,334	22
Fugro N.V. CVA	96	3
Heineken Holding N.V.	49	3
Heineken N.V.	725	55
ING Groep N.V. CVA (f)	20,283	297
Koninklijke Ahold N.V.	2,332	46
Koninklijke DSM N.V.	80	4

Koninklijke KPN N.V.	2,903	10
Koninklijke Philips N.V.	5,712	162
Koninklijke Vopak N.V.	116	6
OCI N.V. (f)	130	4
PostNL N.V. (f)	656	3
TNT Express N.V.	586	4
Unilever N.V. CVA	8,262	346
		1,237
Norway (0.1%)
Akastor ASA	246	1
Aker Solutions ASA (f)	246	1
DnB ASA	2,906	47
Gjensidige Forsikring ASA	388	7
Kvaerner ASA	246	—	@
Norsk Hydro ASA	2,512	13
Orkla ASA	1,578	12
REC Silicon ASA (f)	1,171	—	@
Statoil ASA	2,284	40
Subsea 7 SA	420	4
Telenor ASA	1,911	39
Yara International ASA	511	26
		190
Poland (0.0%)
Jeronimo Martins SGPS SA	533	7
Portugal (0.0%)
Banco Comercial Portugues SA (f)	305,319	31
Banco Espirito Santo SA (Registered) (f)	78,166	1
EDP - Energias de Portugal SA	6,291	24
Galp Energia SGPS SA	421	4
Portugal Telecom SGPS SA (Registered)	1,039	1
		61
Russia (0.4%)
Gazprom OAO ADR	28,077	132
Lukoil OAO ADR	3,108	144
Magnit OJSC GDR	1,388	71
MegaFon OAO GDR	588	9
MMC Norilsk Nickel OJSC ADR	3,559	63
Mobile Telesystems OJSC ADR	3,600	36
NovaTek OAO (Registered GDR)	368	27
Rosneft OAO (Registered GDR)	11,889	51
Sberbank of Russia ADR	16,353	72
Severstal PAO GDR	715	8
Sistema JSFC GDR	680	5
Surgutneftegas OAO ADR	2,377	15
Tatneft OAO ADR	706	21
Uralkali PJSC (Registered GDR)	1,047	14
VTB Bank OJSC (Registered GDR)	5,016	10
		678
South Africa (0.1%)
Mota-Engil Africa N.V. (f)	74	1
SABMiller PLC	4,938	258
		259

Spain (1.2%)
Abertis Infraestructuras SA	747	13
ACS Actividades de Construccion y Servicios SA	473	17
Amadeus IT Holding SA, Class A	410	17
Banco Bilbao Vizcaya Argentaria SA	29,316	296
Banco de Sabadell SA	33,848	83
Banco Popular Espanol SA	15,598	76
Banco Santander SA	59,285	446
Bankia SA (f)	77,644	108
Bankinter SA	5,999	46
CaixaBank SA	42,702	202
Distribuidora Internacional de Alimentacion SA	1,240	10
Enagas SA	659	19
Ferrovial SA	736	16
Gas Natural SDG SA	877	20
Grifols SA	139	6
Grifols SA, Class B	19	1
Iberdrola SA	25,344	163
Inditex SA	5,755	184
International Consolidated Airlines Group SA (f)	1,797	16
Red Electrica Corp., SA	144	12
Repsol SA	4,952	92
Telefonica SA	19,862	282
		2,125
Sweden (0.9%)
Alfa Laval AB	1,713	34
Assa Abloy AB, Class B	1,134	68
Atlas Copco AB, Class A	3,092	100
Atlas Copco AB, Class B	1,677	49
Boliden AB	904	18
Electrolux AB, Class B	644	18
Hennes & Mauritz AB, Class B	3,378	137
Hexagon AB, Class B	800	28
Husqvarna AB, Class B	486	3
ICA Gruppen AB	80	3
Investment AB Kinnevik	376	12
Investor AB, Class B	1,472	59
Millicom International Cellular SA SDR	328	24
Nordea Bank AB	11,454	140
Ratos AB, Class B	242	2
Sandvik AB	4,535	51
Skandinaviska Enskilda Banken AB, Class A	8,272	97
Skanska AB, Class B	1,235	28
SKF AB, Class B	1,466	38
Svenska Cellulosa AB SCA, Class B	2,231	51
Svenska Handelsbanken AB, Class A	2,657	120
Swedbank AB, Class A	1,923	46
Swedish Match AB	1,545	45
Tele2 AB, Class B	1,476	18
Telefonaktiebolaget LM Ericsson, Class B	10,055	126
TeliaSonera AB	17,196	109
Volvo AB, Class B	6,324	76
		1,500
Switzerland (2.6%)
ABB Ltd. (Registered) (f)	9,986	212
Actelion Ltd. (Registered) (f)	826	96
Adecco SA (Registered) (f)	856	71
Aryzta AG (f)	42	3

Baloise Holding AG (Registered)	328	43
Barry Callebaut AG (Registered) (f)	1	1
Cie Financiere Richemont SA (Registered)	1,911	154
Coca-Cola HBC AG (f)	351	7
Credit Suisse Group AG (Registered) (f)	5,002	135
GAM Holding AG (f)	1,136	23
Geberit AG (Registered)	272	102
Givaudan SA (Registered) (f)	43	78
Holcim Ltd. (Registered) (f)	973	73
Julius Baer Group Ltd. (f)	932	47
Kuehne & Nagel International AG (Registered)	317	47
Lonza Group AG (Registered) (f)	409	51
Nestle SA (Registered)	12,014	907
Novartis AG (Registered)	4,721	467
Roche Holding AG (Genusschein)	3,951	1,089
Schindler Holding AG	292	49
SGS SA (Registered)	41	78
Sonova Holding AG (Registered)	429	59
Swatch Group AG (The)	247	67
Swiss Life Holding AG (Registered) (f)	132	33
Swiss Re AG	547	53
Syngenta AG (Registered)	500	170
UBS Group AG (f)	14,759	277
Zurich Insurance Group AG (f)	719	243
		4,635
United Arab Emirates (0.0%)
Orascom Construction Ltd. (f)	30	—	@

United Kingdom (5.9%)
3i Group PLC	4,963	35
Aberdeen Asset Management PLC	660	4
Admiral Group PLC	1,541	35
Aggreko PLC	190	4
Amec Foster Wheeler PLC	1,662	22
Anglo American PLC	5,336	79
ARM Holdings PLC	9,436	154
Ashtead Group PLC	320	5
Associated British Foods PLC	172	7
AstraZeneca PLC	3,473	238
Aviva PLC	15,626	125
Babcock International Group PLC	420	6
BAE Systems PLC	19,067	148
Barclays PLC	86,901	312
BG Group PLC	11,049	136
BHP Billiton PLC	8,656	188
BP PLC	42,651	276
British American Tobacco PLC	7,576	391
British Land Co., PLC REIT	5,003	62
BT Group PLC	52,743	342
Bunzl PLC	320	9
Burberry Group PLC	1,872	48
Cairn Energy PLC (f)	2,702	6
Capita PLC	4,377	72
Centrica PLC	25,597	96
Compass Group PLC	10,358	180
Croda International PLC	170	7
Diageo PLC	10,072	278
Direct Line Insurance Group PLC	740	3
Dixons Carphone PLC	510	3
Experian PLC	6,157	102

Friends Life Group Ltd.	8,719	53
G4S PLC	14,221	62
GKN PLC	850	4
GlaxoSmithKline PLC	11,610	266
Glencore PLC (f)	33,169	140
Hammerson PLC REIT	3,958	39
Hargreaves Lansdown PLC	360	6
HSBC Holdings PLC	34,878	297
ICAP PLC	2,393	19
Imperial Tobacco Group PLC	4,546	200
Indivior PLC (f)	3,290	9
Inmarsat PLC	1,220	17
Intertek Group PLC	80	3
Intu Properties PLC REIT	3,113	16
Investec PLC	2,907	24
ITV PLC	1,550	6
J Sainsbury PLC	1,764	7
Johnson Matthey PLC	1,150	58
Kingfisher PLC	610	3
Land Securities Group PLC REIT	4,609	86
Legal & General Group PLC	26,779	111
Lloyds Banking Group PLC (f)	119,367	139
London Stock Exchange Group PLC	250	9
Man Group PLC	8,436	25
Marks & Spencer Group PLC	5,962	47
Melrose Industries PLC	1,228	5
National Grid PLC	15,693	201
Next PLC	1,308	136
Old Mutual PLC	22,086	73
Pearson PLC	190	4
Petrofac Ltd.	1,454	20
Prudential PLC	14,745	365
Randgold Resources Ltd.	363	25
Reckitt Benckiser Group PLC	3,290	282
Reed Elsevier PLC	7,547	130
Rexam PLC	3,426	29
Rio Tinto PLC	5,480	224
Rolls-Royce Holdings PLC (f)	12,870	182
Royal Bank of Scotland Group PLC (f)	13,440	68
Royal Dutch Shell PLC, Class A	11,092	330
Royal Dutch Shell PLC, Class B	8,887	276
RSA Insurance Group PLC	4,634	29
Schroders PLC	667	32
Segro PLC REIT	4,169	26
Severn Trent PLC	1,499	46
Shire PLC	4,419	351
Signet Jewelers Ltd.	509	71
Sky PLC	8,139	120
Smith & Nephew PLC	5,772	98
Smiths Group PLC	2,755	46
Sports Direct International PLC (f)	300	3
SSE PLC	4,667	104
Standard Chartered PLC	6,232	101
Standard Life PLC	9,626	68
Tate & Lyle PLC	223	2
Tesco PLC	33,049	118
Travis Perkins PLC	300	9
Tullow Oil PLC	4,038	17
Unilever PLC	5,255	219
United Utilities Group PLC	3,973	55
Verizon Communications, Inc.	6,188	301
Verizon Communications, Inc.	6,302	306

Vodafone Group PLC	137,190	448
Weir Group PLC (The)	1,155	29
WM Morrison Supermarkets PLC	14,034	40
Wolseley PLC	1,429	85
WPP PLC	12,764	289
		10,382
United States (30.4%)
3M Co.	3,529	582
Abbott Laboratories	4,882	226
AbbVie, Inc.	4,182	245
Accenture PLC, Class A	2,386	224
Actavis PLC (f)	199	59
Adobe Systems, Inc. (f)	874	65
ADT Corp. (The)	13	1
AES Corp.	274	4
Aetna, Inc.	285	30
Agilent Technologies, Inc.	203	8
Alexion Pharmaceuticals, Inc. (f)	221	38
Alpha Natural Resources, Inc. (f)	109	—	@
Altera Corp.	301	13
Altria Group, Inc.	8,366	418
Amazon.com, Inc. (f)	1,283	477
Ameren Corp.	189	8
American Electric Power Co., Inc.	652	37
American Express Co.	13,574	1,060
American International Group, Inc.	6,900	378
American Tower Corp. REIT	458	43
Ameriprise Financial, Inc.	201	26
AmerisourceBergen Corp.	354	40
Amgen, Inc.	2,368	379
Amphenol Corp., Class A	868	51
Anadarko Petroleum Corp.	3,312	274
Analog Devices, Inc.	152	10
Annaly Capital Management, Inc. REIT	917	10
Anthem, Inc.	322	50
Apache Corp.	229	14
Apple, Inc.	18,285	2,275
Archer-Daniels-Midland Co.	282	13
AT&T, Inc.	14,638	478
Automatic Data Processing, Inc.	311	27
Avery Dennison Corp.	371	20
Avon Products, Inc.	184	1
Baker Hughes, Inc.	641	41
Bank of America Corp.	40,403	622
Bank of New York Mellon Corp. (The)	949	38
Baxter International, Inc.	3,258	223
BB&T Corp.	916	36
Becton Dickinson and Co.	293	42
Bed Bath & Beyond, Inc. (f)	1,447	111
Berkshire Hathaway, Inc., Class B (f)	3,400	491
Best Buy Co., Inc.	2,184	83
Biogen, Inc. (f)	1,050	443
Blackhawk Network Holdings, Inc. (f)	17	1
BlackRock, Inc.	1,049	384
Bloomin’ Brands, Inc.	770	19
Boeing Co. (The)	2,331	350
Boston Properties, Inc. REIT	158	22
Boston Scientific Corp. (f)	686	12
Bristol-Myers Squibb Co.	8,168	527
Broadcom Corp., Class A	337	15

Brookfield Property Partners LP	40	1
Brown-Forman Corp., Class B	53	5
Bunge Ltd.	63	5
C.H. Robinson Worldwide, Inc.	209	15
Cablevision Systems Corp.	588	11
California Resources Corp.	1,201	9
Cameron International Corp. (f)	80	4
Campbell Soup Co.	88	4
Capital One Financial Corp.	201	16
Cardinal Health, Inc.	164	15
Carnival Corp.	2	—	@
Carter’s, Inc.	341	32
Caterpillar, Inc.	3,332	267
CBS Corp., Class B	811	49
CDK Global, Inc.	137	6
Celgene Corp. (f)	2,944	339
CenterPoint Energy, Inc.	158	3
CenturyLink, Inc.	808	28
Cerner Corp. (f)	670	49
CF Industries Holdings, Inc.	7	2
Charles Schwab Corp. (The)	1,657	50
Chesapeake Energy Corp.	223	3
Chevron Corp.	6,032	633
Chipotle Mexican Grill, Inc. (f)	40	26
Church & Dwight Co., Inc.	59	5
Cigna Corp.	293	38
Cintas Corp.	169	14
Cisco Systems, Inc.	17,177	473
CIT Group, Inc.	444	20
Citigroup, Inc.	11,166	575
Citrix Systems, Inc. (f)	333	21
Cliffs Natural Resources, Inc.	15	—	@
Clorox Co. (The)	56	6
CME Group, Inc.	191	18
Coach, Inc.	322	13
Coca-Cola Co.	5,010	203
Coca-Cola Enterprises, Inc.	214	9
Cognizant Technology Solutions Corp., Class A (f)	626	39
Colgate-Palmolive Co.	9,798	679
Comcast Corp., Class A	8,488	479
Comcast Corp. Special Class A	706	40
Comerica, Inc.	201	9
ConAgra Foods, Inc.	179	7
Concho Resources, Inc. (f)	109	13
ConocoPhillips	6,057	377
CONSOL Energy, Inc.	414	12
Consolidated Edison, Inc.	316	19
Constellation Brands, Inc., Class A (f)	70	8
Costco Wholesale Corp.	2,395	363
CR Bard, Inc.	111	19
Crown Castle International Corp. REIT	535	44
CST Brands, Inc.	71	3
CSX Corp.	750	25
Cummins, Inc.	9	1
CVS Health Corp.	10,571	1,091
Danaher Corp.	4,832	410
Darden Restaurants, Inc.	884	61
DaVita HealthCare Partners, Inc. (f)	282	23
Deere & Co.	22	2
Devon Energy Corp.	356	21
DIRECTV, Class A (f)	512	44
Discover Financial Services	605	34

Discovery Communications, Inc., Class A (f)	505	16
Discovery Communications, Inc., Class C (f)	1,515	45
Dollar General Corp. (f)	1,993	150
Dollar Tree, Inc. (f)	1,311	106
Dominion Resources, Inc.	354	25
Dow Chemical Co. (The)	5,700	273
Dr. Pepper Snapple Group, Inc.	88	7
DTE Energy Co.	263	21
Duke Energy Corp.	2,655	204
Dun & Bradstreet Corp. (The)	144	18
Eaton Corp., PLC	27	2
eBay, Inc. (f)	5,659	326
Ecolab, Inc.	29	3
Edison International	448	28
Edwards Lifesciences Corp. (f)	147	21
EI du Pont de Nemours & Co.	4,100	293
Eli Lilly & Co.	3,632	264
EMC Corp.	12,815	328
Emerson Electric Co.	3,334	189
Energizer Holdings, Inc.	27	4
Entergy Corp.	265	21
EOG Resources, Inc.	910	83
Equity Residential REIT	337	26
Estee Lauder Cos., Inc. (The), Class A	470	39
Exelon Corp.	699	23
Express Scripts Holding Co. (f)	2,260	196
Exxon Mobil Corp.	12,574	1,069
Facebook, Inc., Class A (f)	4,500	370
Family Dollar Stores, Inc.	747	59
Fastenal Co.	14	1
FedEx Corp.	319	53
Fifth Third Bancorp	1,465	28
FirstEnergy Corp.	391	14
Fluor Corp.	41	2
FMC Technologies, Inc. (f)	89	3
Ford Motor Co.	16,994	274
Franklin Resources, Inc.	301	15
Freeport-McMoRan, Inc.	29,800	565
Frontier Communications Corp.	623	4
G-III Apparel Group Ltd. (f)	148	17
Gap, Inc. (The)	2,661	115
General Dynamics Corp.	66	9
General Electric Co.	18,708	464
General Growth Properties, Inc. REIT	1,005	30
General Mills, Inc.	1,122	63
Gilead Sciences, Inc. (f)	3,973	390
Goldman Sachs Group, Inc. (The)	1,825	343
Google, Inc., Class A (f)	658	365
Google, Inc., Class C (f)	658	361
H&R Block, Inc.	1,755	56
Halliburton Co.	27,930	1,226
Halyard Health, Inc. (f)	295	14
Hanesbrands, Inc.	2,638	88
HCP, Inc. REIT	298	13
Health Care REIT, Inc.	337	26
Henry Schein, Inc. (f)	149	21
Herbalife Ltd.	38	2
Hershey Co. (The)	216	22
Hess Corp.	209	14
Hewlett-Packard Co.	4,006	125
Home Depot, Inc.	14,005	1,591
Honeywell International, Inc.	5,341	557

Hormel Foods Corp.	63	4
Hudson City Bancorp, Inc.	170	2
Humana, Inc.	118	21
Illinois Tool Works, Inc.	26	3
IMI PLC	170	3
Intel Corp.	10,163	318
Intercontinental Exchange, Inc.	115	27
International Business Machines Corp.	3,046	489
Interpublic Group of Cos., Inc. (The)	1,360	30
Intuit, Inc.	305	30
Intuitive Surgical, Inc. (f)	43	22
Invesco Ltd.	652	26
Iron Mountain, Inc. REIT	501	18
JM Smucker Co. (The)	46	5
Johnson & Johnson	8,820	887
Johnson Controls, Inc.	588	30
Joy Global, Inc.	41	2
JPMorgan Chase & Co.	15,938	966
Juniper Networks, Inc.	898	20
Kellogg Co.	614	40
Keurig Green Mountain, Inc.	59	7
KeyCorp	1,079	15
Keysight Technologies, Inc. (f)	101	4
Kimberly-Clark Corp.	2,763	296
Kimco Realty Corp. REIT	826	22
Kohl’s Corp.	1,570	123
Kraft Foods Group, Inc.	347	30
Kroger Co. (The)	1,071	82
L Brands, Inc.	2,199	207
Laboratory Corp. of America Holdings (f)	155	20
Las Vegas Sands Corp.	147	8
Li & Fung Ltd. (d)	8,000	8
Liberty Global PLC, Class A (f)	339	17
Liberty Global PLC Series C (f)	1,099	55
Liberty Property Trust REIT	442	16
Lockheed Martin Corp.	14	3
Lorillard, Inc.	162	11
Lowe’s Cos., Inc.	12,097	900
M&T Bank Corp.	181	23
Macerich Co. (The) REIT	337	28
Macy’s, Inc.	2,158	140
Mallinckrodt PLC (f)	26	3
Manpowergroup, Inc.	99	9
Marathon Oil Corp.	486	13
Marathon Petroleum Corp.	319	33
Marriott International, Inc., Class A	1,828	147
Mastercard, Inc., Class A	6,810	588
McCormick & Co., Inc.	52	4
McDonald’s Corp.	3,474	338
McGraw Hill Financial, Inc.	396	41
McKesson Corp.	282	64
Mead Johnson Nutrition Co.	323	32
Medtronic PLC	6,249	487
Men’s Wearhouse, Inc. (The)	251	13
Merck & Co., Inc.	6,822	392
Microsoft Corp.	20,614	838
Molson Coors Brewing Co., Class B	64	5
Mondelez International, Inc., Class A	3,053	110
Monsanto Co.	848	95
Monster Beverage Corp. (f)	61	8
Mosaic Co. (The)	26	1
Murphy Oil Corp.	316	15

Murphy USA, Inc. (f)	129	9
NASDAQ OMX Group, Inc. (The)	170	9
National Oilwell Varco, Inc.	497	25
NetApp, Inc.	914	32
New York Community Bancorp, Inc.	170	3
Newfield Exploration Co. (f)	434	15
Newmont Mining Corp.	22,044	479
News Corp., Class A (f)	1,294	21
News Corp., Class B (f)	256	4
NextEra Energy, Inc.	299	31
NII Holdings, Inc. (f)	90	—	@
NIKE, Inc., Class B	5,502	552
Noble Corp. PLC	201	3
Noble Energy, Inc.	256	13
Nordstrom, Inc.	1,299	104
Norfolk Southern Corp.	687	71
Northrop Grumman Corp.	17	3
NOW, Inc. (f)	149	3
O’Reilly Automotive, Inc. (f)	229	50
Occidental Petroleum Corp.	3,003	219
Omnicom Group, Inc.	259	20
ONE Gas, Inc.	102	4
ONEOK, Inc.	308	15
Oracle Corp.	12,607	544
PACCAR, Inc.	20	1
Paragon Offshore PLC	67	—	@
Peabody Energy Corp.	603	3
Pentair PLC	6	—	@
People’s United Financial, Inc.	170	3
PepsiCo, Inc.	5,453	521
Pfizer, Inc.	14,812	515
PG&E Corp.	444	24
Philip Morris International, Inc.	5,168	389
Phillips 66	2,137	168
Pioneer Natural Resources Co.	282	46
Pitney Bowes, Inc.	184	4
Plum Creek Timber Co., Inc. REIT	442	19
PNC Financial Services Group, Inc. (The)	1,710	159
PPL Corp.	471	16
Praxair, Inc.	26	3
Precision Castparts Corp.	5	1
Priceline Group, Inc. (f)	48	56
Procter & Gamble Co. (The)	10,242	839
ProLogis, Inc. REIT	297	13
Public Service Enterprise Group, Inc.	571	24
Public Storage REIT	151	30
QUALCOMM, Inc.	8,476	588
Quest Diagnostics, Inc.	232	18
Range Resources Corp.	131	7
Rayonier Advanced Materials, Inc.	153	2
Rayonier, Inc. REIT	360	10
Raytheon Co.	20	2
Regions Financial Corp.	1,487	14
Republic Services, Inc.	496	20
Reynolds American, Inc.	142	10
Robert Half International, Inc.	201	12
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	1,655	174
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Salesforce.com, Inc. (f)	449	30
SanDisk Corp.	282	18

Schlumberger Ltd.	4,319	360
Scripps Networks Interactive, Inc., Class A	143	10
Sempra Energy	331	36
Seventy Seven Energy, Inc. (f)	15	—	@
Simon Property Group, Inc. REIT	1,288	252
Southern Co. (The)	566	25
Southwestern Energy Co. (f)	572	13
Spectra Energy Corp.	705	25
Sprint Corp. (f)	3,316	16
St. Jude Medical, Inc.	344	22
Staples, Inc.	325	5
Starbucks Corp.	3,497	331
State Street Corp.	332	24
Stericycle, Inc. (f)	235	33
Steven Madden Ltd. (f)	457	17
Stryker Corp.	305	28
SunTrust Banks, Inc.	531	22
Symantec Corp.	818	19
Sysco Corp.	1,049	40
T. Rowe Price Group, Inc.	262	21
Target Corp.	7,268	596
TE Connectivity Ltd.	167	12
Tenaris SA	473	7
Texas Instruments, Inc.	9,524	545
Thermo Fisher Scientific, Inc.	386	52
Time Warner Cable, Inc.	348	52
Time Warner, Inc.	2,056	174
Time, Inc.	294	7
TJX Cos., Inc. (The)	6,009	421
Twenty-First Century Fox, Inc., Class A	4,277	145
Twenty-First Century Fox, Inc., Class B	624	20
Tyco International PLC	27	1
Tyson Foods, Inc., Class A	121	5
Ultra Petroleum Corp. (f)	130	2
Union Pacific Corp.	5,412	586
United Parcel Service, Inc., Class B	6,470	627
United Technologies Corp.	9,844	1,154
UnitedHealth Group, Inc.	5,591	661
Urban Edge Properties REIT	59	1
Urban Outfitters, Inc. (f)	845	39
US Bancorp	4,459	195
Valero Energy Corp.	646	41
Varian Medical Systems, Inc. (f)	257	24
Ventas, Inc. REIT	337	25
Verisk Analytics, Inc., Class A (f)	152	11
VF Corp.	324	24
Viacom, Inc., Class B	273	19
Visa, Inc., Class A	8,772	574
Vornado Realty Trust REIT	118	13
Wal-Mart Stores, Inc.	10,599	872
Walgreens Boots Alliance, Inc.	1,291	109
Walt Disney Co. (The)	6,082	638
Waste Management, Inc.	510	28
Weatherford International PLC (f)	1,534	19
Wells Fargo & Co.	11,701	637
Western Union Co. (The)	80	2
Weyerhaeuser Co. REIT	636	21
Whole Foods Market, Inc.	803	42
Williams Cos., Inc. (The)	863	44
Williams-Sonoma, Inc.	586	47
Wisconsin Energy Corp.	199	10
WP GLIMCHER, Inc. REIT	644	11

WPX Energy, Inc. (f)	274	3
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	13
Xcel Energy, Inc.	376	13
Xerox Corp.	1,950	25
Xylem, Inc.	121	4
Yahoo!, Inc. (f)	906	40
Yum! Brands, Inc.	392	31
Zimmer Holdings, Inc.	235	28
Zoetis, Inc.	3,688	171
		53,219
Total Common Stocks (Cost $83,194)		94,806

	No. of Rights

Rights (0.0%)
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA (f)	29,316	4
Banco de Sabadell SA (f)	33,848	9
Telefonica SA (f)	19,862	3
		16
United States (0.0%)
Safeway Casa Ley CVR (f)	104	—	@
Safeway PDC, LLC CVR (f)	104	—	@
		—	@
Total Rights (Cost $4)		16

No. of Warrants

Warrants (0.0%)
France (0.0%)
Peugeot SA (f) (Cost $-@)	386	1

	Shares	Value (000)

Investment Companies (5.2%)
United States (5.2%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (g)	117,951	2,693
iShares MSCI Emerging Markets Index Fund	7,100	285
SPDR S&P 500 ETF Trust	29,983	6,189
Total Investment Companies (Cost $7,762)		9,167

Short-Term Investments (12.1%)
Investment Company (11.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $19,418)	19,418,488	19,418

	Face Amount (000)	Value (000)

U.S. Treasury Securities (1.0%)
U.S. Treasury Bills,
0.01%, 6/18/15 (i)(j)	$125	125
0.02%, 6/18/15 (i)(j)	180	180
0.03%, 6/18/15 (i)(j)	25	25
0.04%, 6/18/15 (i)(j)	675	675
0.06%, 6/18/15 (i)(j)	125	125
0.07%, 6/18/15 (i)(j)	324	324
0.08%, 6/18/15 (i)(j)	280	280
Total U.S. Treasury Securities (Cost $1,734)		1,734
Total Short-Term Investments (Cost $21,152)		21,152
Total Investments (99.0%) (Cost $160,460) (k)(l)+		173,170
Other Assets in Excess of Liabilities (1.0%)		1,672
Net Assets (100.0%)		$174,842

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security trades on the Hong Kong exchange.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (“Emerging Markets Portfolio”), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Emerging Markets Portfolio.

(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at March 31, 2015.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)

The approximate fair value and percentage of net assets, $39,816,000 and 22.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $160,460,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $12,710,000 of which approximately $19,666,000 related to appreciated securities and approximately $6,956,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OJSC	Open Joint Stock Company.

PJSC	Public Joint Stock Company.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	430	$443	4/16/15	USD	429	$429	$(14)
Bank of America NA	EUR	6,632	7,133	4/16/15	USD	7,036	7,036	(97)
Bank of America NA	PLN	317	84	4/16/15	USD	81	81	(3)
Bank of Montreal	HUF	66,280	237	4/16/15	USD	231	231	(6)
Bank of Montreal	HUF	47,437	170	4/16/15	USD	163	163	(7)
Bank of Montreal	HUF	41,084	147	4/16/15	USD	143	143	(4)
Bank of Montreal	NZD	1,033	771	4/16/15	USD	753	753	(18)
Bank of Montreal	TRY	440	168	4/16/15	USD	166	166	(2)
Bank of Montreal	TRY	449	172	4/16/15	USD	172	172	(—@ )
Bank of Montreal	TRY	3,393	1,300	4/16/15	USD	1,289	1,289	(11)
Bank of Montreal	USD	314	314	4/16/15	HUF	87,394	312	(2)
Bank of Montreal	USD	318	318	4/16/15	HUF	87,394	313	(5)
Bank of Montreal	USD	400	400	4/16/15	TRY	1,054	404	4
Bank of Montreal	USD	193	193	4/16/15	TRY	507	195	2
Bank of Montreal	USD	374	374	4/16/15	TRY	969	372	(2)
Bank of Montreal	USD	358	358	4/16/15	TRY	919	352	(6)
Bank of Montreal	USD	358	358	4/16/15	TRY	919	352	(6)
Bank of New York Mellon	USD	515	515	4/16/15	EUR	486	522	7
Bank of New York Mellon	USD	1,323	1,323	4/16/15	HKD	10,275	1,325	2
Bank of New York Mellon	USD	321	321	4/16/15	JPY	38,868	325	4
Barclays Bank PLC	CLP	228,274	365	4/16/15	USD	359	359	(6)
Barclays Bank PLC	EUR	310	333	4/16/15	USD	325	325	(8)
Barclays Bank PLC	SGD	222	161	4/16/15	USD	159	159	(2)
Barclays Bank PLC	SGD	202	147	4/16/15	USD	145	145	(2)
Barclays Bank PLC	USD	934	934	4/16/15	AUD	1,229	935	1
Barclays Bank PLC	USD	315	315	4/16/15	CLP	196,452	315	(—@ )
Barclays Bank PLC	USD	634	634	4/16/15	EUR	597	643	9

Barclays Bank PLC	USD	21	21	4/16/15	EUR	19	21	(—@ )
Barclays Bank PLC	USD	400	400	4/16/15	GBP	270	400	(—@ )
Barclays Bank PLC	USD	310	310	4/16/15	SGD	425	309	(1)
Citibank NA	EUR	139	150	4/16/15	USD	148	148	(2)
Citibank NA	EUR	241	259	4/7/15	USD	270	270	11
Citibank NA	IDR	2,513,338	192	4/16/15	USD	188	188	(4)
Citibank NA	IDR	1,740,774	132	4/16/15	USD	131	131	(1)
Citibank NA	IDR	5,844,619	445	4/16/15	USD	441	441	(4)
Citibank NA	USD	21	21	4/7/15	AUD	27	21	(—@ )
Citibank NA	USD	3,398	3,398	4/16/15	EUR	3,203	3,445	47
Citibank NA	USD	338	338	4/16/15	IDR	4,397,998	335	(3)
Citibank NA	USD	338	338	4/16/15	IDR	4,397,998	336	(2)
Citibank NA	USD	2,183	2,183	4/16/15	JPY	264,648	2,207	24
Citibank NA	USD	44	44	4/16/15	KRW	48,925	44	— @
Citibank NA	USD	241	241	4/16/15	KRW	266,946	240	(1)
Citibank NA	USD	241	241	4/16/15	KRW	266,946	240	(1)
Citibank NA	USD	185	185	4/16/15	THB	6,001	185	(—@ )
Citibank NA	USD	337	337	4/16/15	TWD	10,528	337	(—@ )
Commonwealth Bank of Australia	USD	108	108	4/16/15	AUD	142	108	— @
Commonwealth Bank of Australia	USD	255	255	4/7/15	NZD	345	258	3
Credit Suisse International	CHF	244	251	4/16/15	USD	243	243	(8)
Credit Suisse International	GBP	65	97	4/16/15	USD	96	96	(1)
Credit Suisse International	ILS	174	43	4/16/15	USD	43	43	(—@ )
Credit Suisse International	ILS	597	150	4/16/15	USD	148	148	(2)
Credit Suisse International	ILS	564	141	4/16/15	USD	140	140	(1)
Credit Suisse International	JPY	71,058	593	4/16/15	USD	593	593	(—@ )
Credit Suisse International	USD	612	612	4/16/15	EUR	577	620	8
Credit Suisse International	USD	308	308	4/16/15	ILS	1,226	308	— @
Credit Suisse International	USD	313	313	4/16/15	ILS	1,226	308	(5)
Deutsche Bank AG	CHF	379	389	4/16/15	USD	377	377	(12)
Deutsche Bank AG	EUR	181	194	4/7/15	SEK	1,690	196	2
Deutsche Bank AG	GBP	608	902	4/16/15	USD	897	897	(5)
Deutsche Bank AG	HUF	21,904	78	4/16/15	USD	76	76	(2)
Deutsche Bank AG	INR	11,691	187	4/16/15	USD	185	185	(2)
Deutsche Bank AG	INR	7,571	121	4/16/15	USD	121	121	(—@ )
Deutsche Bank AG	JPY	23,659	197	4/16/15	USD	195	195	(2)
Deutsche Bank AG	MYR	495	133	4/16/15	USD	133	133	(—@ )

Deutsche Bank AG	NOK	1,500	187	4/7/15	USD	179	179	(8)
Deutsche Bank AG	PLN	575	151	4/16/15	USD	145	145	(6)
Deutsche Bank AG	PLN	595	157	4/16/15	USD	152	152	(5)
Deutsche Bank AG	PLN	968	255	4/16/15	USD	247	247	(8)
Deutsche Bank AG	USD	181	181	4/16/15	CHF	176	181	(—@ )
Deutsche Bank AG	USD	415	415	4/16/15	DKK	2,914	420	5
Deutsche Bank AG	USD	415	415	4/16/15	EUR	391	421	6
Deutsche Bank AG	USD	282	282	4/16/15	INR	17,600	281	(1)
Deutsche Bank AG	USD	338	338	4/16/15	JPY	40,975	342	4
Deutsche Bank AG	USD	342	342	4/16/15	MYR	1,253	338	(4)
Deutsche Bank AG	USD	310	310	4/16/15	PLN	1,166	308	(2)
Deutsche Bank AG	USD	310	310	4/16/15	PLN	1,166	308	(2)
Deutsche Bank AG	USD	323	323	4/16/15	SGD	449	327	4
Goldman Sachs International	CAD	337	266	4/16/15	USD	264	264	(2)
Goldman Sachs International	NZD	326	243	4/16/15	USD	244	244	1
Goldman Sachs International	USD	414	414	4/16/15	AUD	544	415	1
Goldman Sachs International	USD	1,583	1,583	4/16/15	EUR	1,492	1,605	22
Goldman Sachs International	USD	812	812	4/16/15	JPY	98,438	821	9
HSBC Bank PLC	GBP	160	238	4/7/15	USD	236	236	(2)
HSBC Bank PLC	USD	90	90	4/7/15	EUR	83	89	(1)
HSBC Bank PLC	USD	33	33	4/7/15	MXN	498	33	(—@ )
HSBC Bank PLC	USD	287	287	4/7/15	ZAR	3,485	287	(—@ )
HSBC Bank PLC	ZAR	9,769	805	4/7/15	USD	842	842	37
JPMorgan Chase Bank NA	AUD	344	262	4/7/15	USD	262	262	— @
JPMorgan Chase Bank NA	CAD	856	676	4/7/15	USD	684	684	8
JPMorgan Chase Bank NA	EUR	422	454	4/7/15	USD	472	472	18
JPMorgan Chase Bank NA	EUR	106	114	4/7/15	USD	112	112	(2)
JPMorgan Chase Bank NA	GBP	160	237	4/7/15	EUR	221	238	1
JPMorgan Chase Bank NA	KRW	68,028	62	4/16/15	USD	61	61	(1)
JPMorgan Chase Bank NA	RUB	13,941	238	4/16/15	USD	238	238	(—@ )
JPMorgan Chase Bank NA	SEK	637	74	4/7/15	USD	76	76	2
JPMorgan Chase Bank NA	TWD	6,666	213	4/16/15	USD	211	211	(2)
JPMorgan Chase Bank NA	TWD	6,940	222	4/16/15	USD	220	220	(2)

JPMorgan Chase Bank NA	USD	3,860	3,860	4/7/15	EUR	3,447	3,706	(154)
JPMorgan Chase Bank NA	USD	2,913	2,913	4/16/15	EUR	2,746	2,953	40
JPMorgan Chase Bank NA	USD	3	3	4/7/15	EUR	3	3	— @
JPMorgan Chase Bank NA	USD	85	85	4/7/15	GBP	55	82	(3)
JPMorgan Chase Bank NA	USD	8	8	4/7/15	JPY	975	8	— @
JPMorgan Chase Bank NA	USD	718	718	4/7/15	NZD	979	731	13
JPMorgan Chase Bank NA	USD	1,297	1,297	4/16/15	NZD	1,779	1,328	31
JPMorgan Chase Bank NA	USD	691	691	4/16/15	RUB	42,497	726	35
JPMorgan Chase Bank NA	USD	336	336	4/16/15	TWD	10,528	336	— @
JPMorgan Chase Bank NA	ZAR	2,897	239	4/16/15	USD	233	233	(6)
Northern Trust Company	SGD	125	91	4/16/15	USD	90	90	(1)
Northern Trust Company	USD	211	211	4/16/15	SGD	289	210	(1)
Northern Trust Company	USD	99	99	4/16/15	SGD	136	99	(—@ )
Royal Bank of Scotland PLC	BRL	643	201	4/16/15	USD	205	205	4
Royal Bank of Scotland PLC	BRL	225	71	4/16/15	USD	72	72	1
Royal Bank of Scotland PLC	CLP	86,251	137	4/16/15	USD	134	134	(3)
Royal Bank of Scotland PLC	CLP	94,147	150	4/16/15	USD	146	146	(4)
Royal Bank of Scotland PLC	MXN	2,083	136	4/16/15	USD	134	134	(2)
Royal Bank of Scotland PLC	USD	693	693	4/16/15	BRL	2,214	691	(2)
Royal Bank of Scotland PLC	USD	313	313	4/16/15	CLP	196,452	314	1
Royal Bank of Scotland PLC	USD	1,277	1,277	4/16/15	JPY	154,767	1,291	14
Royal Bank of Scotland PLC	USD	1,147	1,147	4/16/15	MXN	17,725	1,161	14
Royal Bank of Scotland PLC	USD	288	288	4/16/15	MXN	4,325	283	(5)
Royal Bank of Scotland PLC	USD	289	289	4/16/15	MXN	4,325	283	(6)
State Street Bank and Trust Co.	SEK	2,317	269	4/16/15	USD	269	269	(—@ )
State Street Bank and Trust Co.	SEK	143	17	4/16/15	USD	17	17	(—@ )
State Street Bank and Trust Co.	THB	5,923	182	4/16/15	USD	179	179	(3)
State Street Bank and Trust Co.	THB	4,376	134	4/16/15	USD	132	132	(2)

State Street Bank and Trust Co.	THB	16,307	501	4/16/15	USD	493	493	(8)
State Street Bank and Trust Co.	USD	1,339	1,339	4/16/15	EUR	1,262	1,356	17
State Street Bank and Trust Co.	USD	588	588	4/7/15	EUR	535	575	(13)
State Street Bank and Trust Co.	USD	147	147	4/7/15	JPY	17,600	146	(1)
State Street Bank and Trust Co.	USD	160	160	4/16/15	JPY	19,362	162	2
State Street Bank and Trust Co.	USD	222	222	4/16/15	MXN	3,429	225	3
State Street Bank and Trust Co.	USD	157	157	4/16/15	THB	5,112	157	(—@ )
State Street Bank and Trust Co.	USD	342	342	4/16/15	THB	11,113	342	(—@ )
UBS AG	AUD	358	273	4/7/15	USD	279	279	6
UBS AG	AUD	375	285	4/7/15	USD	283	283	(2)
UBS AG	CHF	1,315	1,354	4/16/15	USD	1,311	1,311	(43)
UBS AG	EUR	197	212	4/7/15	CHF	210	216	4
UBS AG	EUR	180	194	4/7/15	PLN	750	198	4
UBS AG	EUR	5	5	4/7/15	USD	5	5	— @
UBS AG	EUR	239	258	4/7/15	USD	254	254	(4)
UBS AG	EUR	522	561	4/7/15	USD	581	581	20
UBS AG	EUR	2,637	2,836	4/16/15	USD	2,832	2,832	(4)
UBS AG	GBP	704	1,043	4/16/15	USD	1,037	1,037	(6)
UBS AG	INR	15,636	249	4/16/15	USD	249	249	(—@ )
UBS AG	JPY	10,740	90	4/16/15	USD	89	89	(1)
UBS AG	MYR	601	162	4/16/15	USD	162	162	(—@ )
UBS AG	MYR	1,245	337	4/16/15	USD	337	337	— @
UBS AG	NZD	2,232	1,668	4/7/15	USD	1,674	1,674	6
UBS AG	NZD	200	149	4/7/15	USD	150	150	1
UBS AG	PLN	5,027	1,327	4/7/15	USD	1,355	1,355	28
UBS AG	USD	1,450	1,450	4/16/15	CAD	1,852	1,462	12
UBS AG	USD	166	166	4/7/15	CHF	158	163	(3)
UBS AG	USD	270	270	4/7/15	EUR	241	259	(11)
UBS AG	USD	107	107	4/16/15	EUR	101	108	1
UBS AG	USD	254	254	4/7/15	EUR	240	258	4
UBS AG	USD	1,086	1,086	4/16/15	EUR	1,023	1,101	15
UBS AG	USD	7	7	4/7/15	EUR	6	7	(—@ )
UBS AG	USD	34	34	4/16/15	EUR	31	34	(—@ )
UBS AG	USD	19	19	4/16/15	EUR	18	19	(—@ )
UBS AG	USD	37	37	4/7/15	GBP	25	36	(1)
UBS AG	USD	281	281	4/16/15	INR	17,600	280	(1)
UBS AG	USD	4,224	4,224	4/7/15	JPY	504,529	4,206	(18)
UBS AG	USD	1,748	1,748	4/16/15	JPY	211,956	1,767	19
UBS AG	USD	493	493	4/7/15	KRW	544,466	491	(2)
UBS AG	USD	168	168	4/7/15	MXN	2,535	166	(2)
UBS AG	USD	342	342	4/16/15	MYR	1,253	338	(4)
UBS AG	USD	124	124	4/16/15	NOK	1,028	127	3
UBS AG	USD	691	691	4/16/15	RUB	42,514	725	34
UBS AG	USD	104	104	4/7/15	SEK	860	100	(4)
UBS AG	USD	117	117	4/16/15	SGD	163	117	— @
UBS AG	USD	124	124	4/7/15	THB	4,054	124	— @

UBS AG	USD	125	125	4/16/15	ZAR	1,499	123	(2)
UBS AG	USD	305	305	4/16/15	ZAR	3,655	301	(4)
UBS AG	USD	182	182	4/16/15	ZAR	2,157	178	(4)
UBS AG	USD	528	528	4/7/15	ZAR	6,419	529	1
UBS AG	ZAR	2,523	208	4/16/15	USD	204	204	(4)
UBS AG	ZAR	763	62	4/16/15	USD	61	61	(1)
Westpac Banking Corp.	USD	246	246	4/7/15	EUR	220	236	(10)
			$87,100				$87,022	$(78)

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
CAC 40 Index (France)	1	$54	Apr-15	$ (—@ )
Corn Futures (United States)	37	741	Dec-15	(59)
Dax Index (Germany)	1	322	Jun-15	13
Euro Stoxx 50 Index (Germany)	338	13,166	Jun-15	174
FTSE MIB Index (Italy)	5	612	Jun-15	18
Hang Seng Index (Hong Kong)	5	805	Apr-15	19
IBEX 35 Index (Spain)	7	863	Apr-15	37
MSCI Emerging Market E Mini (United States)	232	11,280	Jun-15	434
MSCI Singapore Free Index (Singapore)	12	664	Apr-15	2
NIKKEI 225 Index (Japan)	116	9,294	Jun-15	188
S+P TSE 60 Index (Canada)	17	2,320	Jun-15	(4)
SPI 200 Index (Australia)	13	1,457	Jun-15	10
U.S. Treasury 2 yr. Note (United States)	43	9,424	Jun-15	36
U.S. Treasury 5 yr. Note (United States)	30	3,606	Jun-15	30
U.S. Treasury Ultra Bond (United States)	28	4,756	Jun-15	156

Short:
China H-Shares Index (Hong Kong)	28	(2,237)	Apr-15	(78)
FTSE 100 Index (United Kingdom)	23	(2,296)	Jun-15	10
S&P 500 E MINI Index (United States)	100	(10,304)	Jun-15	54
Soybean Futures (United States)	12	(573)	Nov-15	34
U.S. Treasury 10 yr. Note (United States)	79	(10,184)	Jun-15	(58)
U.S. Treasury Long Bond (United States)	1	(164)	Jun-15	(5)
U.S. Treasury Ultra Long Bond (United States)	3	(510)	Jun-15	(14)
UK Long Gilt Bond (United Kingdom)	7	(1,255)	Jun-15	(18)
Wheat Futures (United States)	6	(161)	Dec-15	34
				$1,013

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA
Russian Federation	Sell	$227	1.00%	6/20/20	$(39)	$7	$(32)	BBB-
Barclays Bank PLC
Russian Federation	Sell	416	1.00	6/20/20	(74)	16	(58)	BBB-
Barclays Bank PLC
Russian Federation	Sell	936	1.00	6/20/20	(158)	28	(130)	BBB-
Deutsche Bank AG
Russian Federation	Sell	109	1.00	6/20/20	(18)	3	(15)	BBB-
Goldman Sachs International
People’s Republic of China	Buy	88	1.00	6/20/20	(—@ )	(—@ )	(—@ )	AA-
Goldman Sachs International
Australian Government	Buy	179	1.00	6/20/20	(6)	(—@ )	(6)	AAA
JPMorgan Chase Bank NA
Australian Government	Buy	148	1.00	6/20/20	(5)	(—@ )	(5)	NR
JPMorgan Chase Bank NA
Russian Federation	Sell	262	1.00	6/20/20	(45)	9	(36)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	712	1.00	6/20/20	(24)	(1)	(25)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	159	1.00	6/20/20	(—@ )	(1)	(1)	AA-
JPMorgan Chase Bank NA
People’s Republic of China	Buy	459	1.00	6/20/20	(—@ )	(2)	(2)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	115	1.00	6/20/20	(20)	4	(16)	BBB-
JPMorgan Chase Bank NA
Australian Government	Buy	1,442	1.00	6/20/20	(48)	(2)	(50)	AAA
JPMorgan Chase Bank NA
People’s Republic of China	Buy	2,081	1.00	6/20/20	(5)	(4)	(9)	AA-
JPMorgan Chase Bank NA
Russian Federation	Sell	139	1.00	6/20/20	(24)	5	(19)	BBB-
JPMorgan Chase Bank NA
Russian Federation	Sell	507	1.00	6/20/20	(79)	9	(70)	BBB-
		$7,979			$(545)	$71	$(474)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.90%	12/24/16		$5,000	$(28)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.86	1/27/17	GBP	8,936	(10)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.74	1/29/17		$12,860	9
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.95	2/12/17	GBP	4,387	(15)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.96	2/12/17	4,388		(16)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.91	2/17/17		$6,685	24
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.91	2/17/17	6,685		24
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	1.03	3/4/17	GBP	4,423	(24)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	1.04	3/4/17	4,422		(24)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.92	3/6/17		$13,500	41
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.28	3/19/18	10,600		(61)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20	3,500		(33)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.29	12/24/24	1,080		33
							$(80)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	European Luxury††	$2,220	3 Month USD LIBOR minus 0.12%	Pay	3/31/16	$21
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	259	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	9
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	1,126	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	27
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	516	3 Month USD LIBOR minus 0.24%	Pay	2/24/16	16
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	515	3 Month USD LIBOR minus 0.24%	Pay	2/24/16	5
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	20	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	1
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	1	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	(—@	)
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	128	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	(1)
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	40	3 Month USD LIBOR minus 0.25%	Pay	2/24/16	1
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	39	3 Month USD LIBOR minus 0.25%	Pay	2/24/16	(—@	)

Barclays Bank PLC	Barclays EM Consumer Staples††		1,222	3 Month USD LIBOR minus 0.65%	Pay	10/23/15	(49)
Barclays Bank PLC	Global Elevators††		215	3 Month USD LIBOR minus 0.20%	Pay	4/5/16	1
Deutsche Bank AG	DB Global Machinery Index††		1,312	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	(35)
Goldman Sachs International	GS Auto Components Index††		880	3 Month USD LIBOR minus 0.25%	Pay	12/17/15	(12)
Goldman Sachs International	GS Global Machinery Index††		1,328	3 Month USD LIBOR minus 0.45%	Pay	11/11/15	(44)
Goldman Sachs International	GS U.S. Aircraft Leasing Index††		464	3 Month USD LIBOR minus 0.29%	Pay	9/25/15	10
JPMorgan Chase Bank NA	China Internet††		1,059	3 Month USD LIBOR minus 0.36%	Pay	3/17/16	(64)
JPMorgan Chase Bank NA	China Internet††		1,049	3 Month USD LIBOR minus 0.36%	Pay	3/17/16	(44)
JPMorgan Chase Bank NA	JPM Aerospace Index††		910	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	16
JPMorgan Chase Bank NA	JPM Aerospace Index††		915	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	16
JPMorgan Chase Bank NA	JPM Aerospace Index††		2,373	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	43
JPMorgan Chase Bank NA	JPM MSCI China Index††	HKD	5,321	3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	(13)
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††		$2,741	3 Month USD LIBOR minus 0.245%	Pay	11/9/15	25
							$(71)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with European Luxury as of March 31, 2015.

Security Description	Index Weight
European Luxury
Adidas AG	8.87%
Burberry Group PLC	6.59
Christian Dior SE	3.60
Cie Financiere Richemont SA	13.65
Coach, Inc.	6.50
Hermes International	3.32
Hugo Boss AG	5.93
Kering	9.26
LVMH Moet Hennessy Louis Vuitton SE	24.70
Moncler SpA	3.46
Salvatore Ferragamo SpA	3.90
Swatch Group AG (The)	10.22
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays EM Consumer Staples as of March 31, 2015.

Security Description	Index Weight
Barclays EM Consumer Staples
Ambev SA	20.47%
BRF SA	4.55
Fomento Economico Mexicano SAB de CV	20.30
Hengan International Group Co., Ltd.	10.52
Magnit PJSC	13.83
Uni-President Enterprises Corp.	8.58
Wal-Mart de Mexico SAB de CV	14.41
Want Want China Holdings Ltd.	7.34
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Elevators as of March 31, 2015.

Security Description	Index Weight
Global Elevators
Fujitec Co., Ltd.	1.47%
Kone Oyj	23.94
Schindler Holding AG	33.32
United Technologies Corp.	41.27
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of March 31, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.66%
Atlas Copco AB	8.53
Atlas Copco AB	4.52
CNH Industrial N.V.	3.23
Daewoo Shipbuilding & Marine Engineering	0.92
Doosan Infracore Co., Ltd.	0.64
GEA Group AG	3.35
Hino Motors Ltd.	1.44
Hitachi Construction Machinery Co., Ltd.	0.73
Hiwin Technologies Corp.	0.69
Hyundai Heavy Industries Co., Ltd.	2.61
Hyundai Mipo Dockyard Co., Ltd.	0.48
IMI PLC	2.32
JTEKT Corp.	1.29
Kawasaki Heavy Industries Ltd.	2.73
Komatsu Ltd.	7.00
Kone Oyj	5.22
Kubota Corp.	6.45
MAN SE	1.50
Melrose Industries PLC	1.90
Metso Oyj	1.54
NGK Insulators Ltd.	2.61
Samsung Heavy Industries Co., Ltd.	1.10
Sandvik AB	5.29
Schindler Holding AG	3.11
Schindler Holding AG	1.46
Sembcorp Marine Ltd.	0.76
SMC Corp.	6.04
Sulzer AG	1.20
Sumitomo Heavy Industries Ltd.	1.33
United Tractors Tbk PT	1.35
Vallourec SA	1.23
Volvo AB	7.53
Wartsila Oyj Abp	2.76
Weichai Power Co., Ltd.	0.78
Weir Group PLC (The)	2.51
Yangzijiang Shipbuilding Holdings Ltd.	0.72
Zoomlion Heavy Industry Science and Tech	0.47
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of March 31, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.24%
Autoliv, Inc.	3.52
BorgWarner, Inc.	4.45
Bridgestone Corp.	8.41
Cheng Shin Rubber Industry Co., Ltd.	1.20
Cie Generale des Etablissements Michelin	5.97
Continental AG	8.37
Delphi Automotive PLC	7.70
Denso Corp.	7.16
GKN PLC	2.81
Halla Visteon Climate Control Corp.	0.42
Hankook Tire Co., Ltd.	0.98
Hyundai Mobis Co., Ltd.	4.88
Hyundai Wia Corp.	0.67
Johnson Controls, Inc.	10.82
Koito Manufacturing Co., Ltd.	0.94
Magna International, Inc.	7.30
NGK Spark Plug Co., Ltd.	1.55
NHK Spring Co., Ltd.	0.53
NOK Corp.	0.93
Nokian Renkaat Oyj	1.09
Pirelli & C. SpA	1.27
Stanley Electric Co., Ltd.	1.04
Sumitomo Electric Industries Ltd.	3.19
Sumitomo Rubber Industries Ltd	1.02
Toyoda Gosei Co., Ltd.	0.47
Toyota Industries Corp.	3.01
TRW Automotive Holdings Corp.	3.76
Valeo SA	3.62
Yokohama Rubber Co., Ltd. (The)	0.68
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Global Machinery Index as of March 31, 2015.

Security Description	Index Weight
GS Global Machinery Index
Alfa Laval AB	2.67%
Atlas Copco AB	8.56
Atlas Copco AB	4.55
CNH Industrial N.V.	3.31
Daewoo Shipbuilding & Marine Engineering	0.89
Doosan Infracore Co., Ltd.	0.67
GEA Group AG	3.37
Hino Motors Ltd.	1.46
Hitachi Construction Machinery Co., Ltd.	0.74
Hiwin Technologies Corp.	0.72
Hyundai Heavy Industries Co., Ltd.	2.63
Hyundai Mipo Dockyard Co., Ltd.	0.49
IMI PLC	2.33
JTEKT Corp.	1.32
Kawasaki Heavy Industries Ltd.	2.76
Komatsu Ltd.	7.09
Kone Oyj	5.33
Kubota Corp.	6.54
MAN SE	1.50
Melrose Industries PLC	1.80
Metso Oyj	1.56
NGK Insulators Ltd.	2.64
Samsung Heavy Industries Co., Ltd.	0.22
Sandvik AB	5.34
Schindler Holding AG	3.10
Schindler Holding AG	1.46
Sembcorp Marine Ltd.	0.75
SMC Corp.	6.13
Sulzer AG	1.21
Sumitomo Heavy Industries Ltd.	1.35
United Tractors Tbk PT	1.35
Vallourec SA	1.24
Volvo AB	7.60
Wartsila Oyj Abp	2.81
Weichai Power Co., Ltd.	0.78
Weir Group PLC (The)	2.54
Yangzijiang Shipbuilding Holdings Ltd.	0.72
Zoomlion Heavy Industry Science and Tech	0.47
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS U.S. Aircraft Leasing Index as of March 31, 2015.

Security Description	Index Weight
GS U.S. Aircraft Leasing Index
AerCap Holdings N.V.	63.46%
Air Lease Corp.	24.76
Aircastle Ltd.	9.57
Fly Leasing Ltd.	2.21
100.00%

The following table represents the equity basket holdings underlying the total return swap with China Internet as of March 31, 2015.

Security Description	Index Weight
China Internet
Alibaba Group Holding Ltd.	36.36%
Baidu, Inc.	12.94
Cheetah Mobile, Inc.	0.43
Ctrip.com International Ltd.	1.40
E-Commerce China Dangdang, Inc.	0.13
JD.com, Inc.	7.18
Kingsoft Corp., Ltd.	0.62
Leju Holdings Ltd.	0.19
NetEase, Inc.	2.44
Phoenix New Media Ltd.	0.08
Qihoo 360 Technology Co., Ltd.	1.14
SINA Corp.	0.38
Sohu.com, Inc.	0.36
SouFun Holdings Ltd.	0.44
Tencent Holdings Ltd.	31.51
Vipshop Holdings Ltd.	3.34
Xunlei Ltd.	0.08
Youku Tudou, Inc.	0.43
YY, Inc.	0.55
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of March 31, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group N.V.	13.45%
B/E Aerospace, Inc.	1.94
Boeing Co. (The)	33.90
Bombardier, Inc.	1.02
KLX, Inc.	0.59
Precision Castparts Corp.	9.99
Rolls-Royce Holdings PLC	7.22
Safran SA	7.78
Textron, Inc.	5.10
Thales SA	2.02
TransDigm Group, Inc.	3.39
United Technologies Corp.	11.04
Zodiac Aerospace	2.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM MSCI China Index as of March 31, 2015.

Security Description	Index Weight
JPM MSCI China Index
AAC Technologies Holdings, Inc.	0.65%
Agricultural Bank of China Ltd.	1.59
Bank of China Ltd.	6.87
Bank of Communications Co., Ltd.	1.12
Beijing Enterprises Holdings Ltd.	0.58
Brilliance China Automotive Holdings Ltd.	0.85
Byd Co., Ltd.	0.48
China CITIC Bank Corp., Ltd.	0.92
China Communications Construction Co., Ltd.	0.93
China Construction Bank Corp.	8.92
China Everbright International Ltd.	0.60
China Gas Holdings Ltd.	0.49
China Life Insurance Co., Ltd.	4.87
China Longyuan Power Group Corp., Ltd.	0.49
China Mengniu Dairy Co., Ltd.	1.11
China Merchants Bank Co., Ltd.	1.69
China Merchants Holdings International C	0.66
China Minsheng Banking Corp., Ltd.	1.17
China Mobile Ltd.	10.96
China Oilfield Services Ltd.	0.45
China Overseas Land & Investment Ltd.	1.92
China Pacific Insurance Group Co., Ltd.	1.85
China Petroleum & Chemical Corp.	3.02
China Resources Enterprise Ltd.	0.35
China Resources Land Ltd.	0.83
China Resources Power Holdings Co., Ltd.	0.69
China Shenhua Energy Co., Ltd.	1.30
China Telecom Corp., Ltd.	1.27
China Unicom Hong Kong Ltd.	1.07
CITIC Ltd.	0.41
CNOOC Ltd.	3.63
Dongfeng Motor Group Co., Ltd.	0.63
ENN Energy Holdings Ltd.	0.68
Great Wall Motor Co., Ltd.	1.12
Hengan International Group Co., Ltd.	1.33
Huaneng Power International, Inc.	0.55
ICBC	8.15
Kunlun Energy Co., Ltd.	0.47
Lenovo Group Ltd.	1.31
PetroChina Co., Ltd.	3.45
PICC Property & Casualty Co., Ltd.	1.03
Ping An Insurance Group Company of China Ltd.	3.67
Tencent Holdings Ltd.	14.29
Tingyi Cayman Islands Holding Corp.	0.64
Want Want China Holdings Ltd.	0.94
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of March 31, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	1.70%
Caterpillar, Inc.	20.80
Cummins, Inc.	9.90
Deere & Co.	11.69
Dover Corp.	4.68
Flowserve Corp.	3.06
Illinois Tool Works, Inc.	14.88
Ingersoll-Rand PLC	7.45
Joy Global, Inc.	1.65
PACCAR, Inc.	8.95
Parker-Hannifin Corp.	6.71
Pentair PLC	4.80
SPX Corp.	1.28
Xylem, Inc.	2.45
100.00%

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
HIBOR	Hong Kong Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	54.8%
Fixed Income Securities	27.7
Short-Term Investments	12.2
Investment Companies	5.3
Other*	0.0	@
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long/short futures contracts with an underlying face amount of approximately $87,048,000 with net unrealized appreciation of approximately $1,013,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $78,000 and does not include open swap agreements with net unrealized depreciation of approximately $80,000.

@	Amount is less than 0.05%

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (93.6%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc.	8,759	$1,916

Automobiles (3.0%)
Tesla Motors, Inc. (a)(b)	30,192	5,699

Beverages (1.2%)
Monster Beverage Corp. (a)	16,138	2,233

Biotechnology (2.3%)
Alnylam Pharmaceuticals, Inc. (a)	10,063	1,051
Intercept Pharmaceuticals, Inc. (a)	1,238	349
Ironwood Pharmaceuticals, Inc. (a)	86,455	1,383
Pharmacyclics, Inc. (a)	4,546	1,163
Seattle Genetics, Inc. (a)	12,689	449
		4,395
Commercial Services & Supplies (1.0%)
Stericycle, Inc. (a)	14,280	2,005

Communications Equipment (1.2%)
Palo Alto Networks, Inc. (a)	15,166	2,215

Diversified Financial Services (5.9%)
McGraw Hill Financial, Inc.	54,408	5,626
MSCI, Inc.	91,881	5,633
		11,259
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	17,143	879

Food Products (5.7%)
Keurig Green Mountain, Inc.	37,813	4,225
Mead Johnson Nutrition Co.	65,621	6,597
		10,822
Health Care Equipment & Supplies (4.4%)
Intuitive Surgical, Inc. (a)	16,626	8,397

Health Care Technology (2.7%)
athenahealth, Inc. (a)	43,342	5,175

Hotels, Restaurants & Leisure (4.7%)
Chipotle Mexican Grill, Inc. (a)	1,306	850
Dunkin’ Brands Group, Inc.	92,004	4,376
Panera Bread Co., Class A (a)	23,829	3,812
		9,038
Information Technology Services (4.5%)
FleetCor Technologies, Inc. (a)	29,085	4,389
Gartner, Inc. (a)	51,330	4,304
		8,693
Internet & Catalog Retail (3.7%)
Groupon, Inc. (a)	147,663	1,065
TripAdvisor, Inc. (a)	24,406	2,030
Vipshop Holdings Ltd. ADR (China) (a)	76,606	2,255

Zalando SE (Germany) (a)(c)	39,010	976
zulily, Inc., Class A (a)	65,557	851
		7,177
Internet Software & Services (17.0%)
Autohome, Inc. ADR (China) (a)	41,717	1,834
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $1,380; acquired 5/1/12)	152,532	2,901
LendingClub Corp. (a)	28,485	560
LinkedIn Corp., Class A (a)	35,296	8,819
MercadoLibre, Inc. (Brazil)	10,246	1,255
Pandora Media, Inc. (a)	88,462	1,434
Twitter, Inc. (a)	180,756	9,052
Yelp, Inc. (a)	21,835	1,034
Youku Tudou, Inc. ADR (China) (a)	86,235	1,078
Zillow Group, Inc., Class A (a)	45,210	4,535
		32,502
Life Sciences Tools & Services (5.2%)
Illumina, Inc. (a)	53,206	9,877

Machinery (1.0%)
Colfax Corp. (a)	38,522	1,839

Media (1.6%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $1,604; acquired 3/8/12)	1,500	3,138

Pharmaceuticals (5.7%)
Endo International PLC (a)	68,222	6,120
Zoetis, Inc.	103,833	4,806
		10,926
Professional Services (4.4%)
IHS, Inc., Class A (a)	33,252	3,783
Verisk Analytics, Inc., Class A (a)	65,774	4,696
		8,479
Software (12.4%)
FireEye, Inc. (a)	97,330	3,820
NetSuite, Inc. (a)	16,599	1,540
ServiceNow, Inc. (a)	63,004	4,963
Splunk, Inc. (a)	91,748	5,432
Tableau Software, Inc., Class A (a)	19,350	1,790
Workday, Inc., Class A (a)	64,844	5,474
Zynga, Inc., Class A (a)	229,875	655
		23,674
Tech Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (a)(b)	25,403	697
Stratasys Ltd. (a)(b)	8,831	466
		1,163
Textiles, Apparel & Luxury Goods (3.9%)
Lululemon Athletica, Inc. (Canada) (a)	38,929	2,492
Michael Kors Holdings Ltd. (a)	60,241	3,961

Under Armour, Inc., Class A (a)	13,554	1,095
		7,548
Total Common Stocks (Cost $140,180)		179,049

Preferred Stocks (3.0%)
Internet & Catalog Retail (2.0%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,369; acquired 4/16/14)	33,636	1,696
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $385; acquired 10/4/13)	16,789	2,199
		3,895
Software (1.0%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $455; acquired 7/19/12)	148,616	1,321
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	258
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $102; acquired 10/25/13)	29,092	259
		1,838
Total Preferred Stocks (Cost $2,413)		5,733

Convertible Preferred Stocks (0.1%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(d)(e)(f) (acquisition cost - $787; acquired 12/2/11)	23,881	10

Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $132; acquired 5/25/12)	14,641	279
Total Convertible Preferred Stocks (Cost $919)		289

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	38,858,122	15
USD/CNY November 2015 @ CNY 6.65	31,371,904	96
Total Call Options Purchased (Cost $211)		111

	Shares
Short-Term Investments (8.0%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	6,899,130	6,899

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $323; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $329)	$323	323
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $692; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $748)	692	692
		1,015
Total Securities held as Collateral on Loaned Securities (Cost $7,914)		7,914

	Shares
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $7,456)	7,455,596	7,456
Total Short-Term Investments (Cost $15,370)		15,370
Total Investments (104.8%) (Cost $159,093) Including $7,741 of Securities Loaned (h)+		200,552
Liabilities in Excess of Other Assets (-4.8%)		(9,248)
Net Assets (100.0%)		$191,304

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $7,741,000 and $7,948,000 respectively. The Portfolio received cash collateral of approximately $ 7,914,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $34,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $12,061,000 and represents 6.3% of net assets.

(e)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $12,061,000, representing 6.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)	Security has been deemed illiquid at March 31, 2015.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $976,000 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $159,093,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $41,459,000 of which approximately $53,915,000 related to appreciated securities and approximately $12,456,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.7%
Internet Software & Services	17.0
Software	13.2
Diversified Financial Services	5.9
Internet & Catalog Retail	5.8
Pharmaceuticals	5.7
Food Products	5.6
Life Sciences Tools & Services	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Apartments (18.7%)
AvalonBay Communities, Inc. REIT	163,114	$28,423
Camden Property Trust REIT	194,079	15,163
Equity Residential REIT	541,094	42,130
Essex Property Trust, Inc. REIT	26,850	6,173
Mid-America Apartment Communities, Inc. REIT	75,131	5,805
		97,694
Diversified (6.7%)
Lexington Realty Trust REIT	25,211	248
Urban Edge Properties REIT	86,423	2,048
Vornado Realty Trust REIT	292,271	32,734
		35,030
Health Care (7.0%)
HCP, Inc. REIT	185,060	7,997
Health Care REIT, Inc.	46,104	3,567
Healthcare Realty Trust, Inc. REIT	64,301	1,786
Senior Housing Properties Trust REIT	347,555	7,712
Ventas, Inc. REIT	215,282	15,720
		36,782
Industrial (4.4%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	5,696
DCT Industrial Trust, Inc. REIT	19,538	677
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	5,955
ProLogis, Inc. REIT	209,355	9,120
Rexford Industrial Realty, Inc. REIT	95,650	1,512
		22,960
Lodging/Resorts (11.6%)
Chesapeake Lodging Trust	206,326	6,980
Extended Stay America, Inc. (Units) (e)	59,820	1,168
Hilton Worldwide Holdings, Inc. (a)	390,831	11,576
Host Hotels & Resorts, Inc. REIT	1,542,635	31,130
La Quinta Holdings, Inc. (a)	10,974	260
LaSalle Hotel Properties REIT	15,202	591
Starwood Hotels & Resorts Worldwide, Inc.	106,390	8,884
		60,589
Manufactured Homes (1.5%)
Equity Lifestyle Properties, Inc. REIT	144,550	7,943

Mixed Industrial/Office (1.7%)
Duke Realty Corp. REIT	181,429	3,950
Liberty Property Trust REIT	130,255	4,650
		8,600
Office (12.1%)
Alexandria Real Estate Equities, Inc. REIT	32,639	3,200
BioMed Realty Trust, Inc. REIT	129,155	2,927
Boston Properties, Inc. REIT	170,308	23,925
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	378
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	4,214
Corporate Office Properties Trust REIT	46,020	1,352

Cousins Properties, Inc. REIT	451,200	4,783
Douglas Emmett, Inc. REIT	259,200	7,727
Hudson Pacific Properties, Inc. REIT	223,780	7,427
Mack-Cali Realty Corp. REIT	249,508	4,810
Paramount Group, Inc. REIT	117,509	2,268
		63,011
Regional Malls (17.0%)
General Growth Properties, Inc. REIT	600,181	17,735
Macerich Co. (The) REIT	96,878	8,170
Simon Property Group, Inc. REIT	310,875	60,819
WP GLIMCHER, Inc. REIT	109,910	1,828
		88,552
Retail Free Standing (2.4%)
National Retail Properties, Inc. REIT	121,617	4,983
Realty Income Corp. REIT	65,663	3,388
STORE Capital Corp. REIT	167,405	3,909
		12,280
Self Storage (5.4%)
CubeSmart REIT	59,472	1,436
Public Storage REIT	118,856	23,432
Sovran Self Storage, Inc. REIT	36,949	3,471
		28,339
Shopping Centers (8.3%)
Acadia Realty Trust REIT	78,841	2,750
DDR Corp. REIT	427	8
Equity One, Inc. REIT	40,769	1,088
Federal Realty Investment Trust REIT	22,978	3,382
Kimco Realty Corp. REIT	379,763	10,197
Regency Centers Corp. REIT	222,342	15,128
Tanger Factory Outlet Centers, Inc. REIT	308,786	10,860
		43,413
Total Common Stocks (Cost $295,917)		505,193

Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $17,446)	17,445,935	17,446
Total Investments (100.1%) (Cost $313,363) +		522,639
Liabilities in Excess of Other Assets (-0.1%)		(425)
Net Assets (100.0%)		$522,214

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2015.
(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LP was acquired between 12/04 – 5/08 and has a current cost basis of approximately $179,000. BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $6,999,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund, LP was acquired between 3/07 - 6/11 and has a current cost basis of approximately $3,646,000. At March 31, 2015, these securities had an aggregate market value of approximately $16,243,000 representing 3.1% of net assets.

(d)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $16,243,000, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $313,363,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $209,276,000 of which approximately $213,043,000 related to appreciated securities and approximately $3,767,000 related to depreciated securities.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Apartments	18.7%
Regional Malls	16.9
Other*	13.3
Office	12.1
Lodging/Resorts	11.6
Shopping Centers	8.3
Health Care	7.0
Diversified	6.7
Self Storage	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Air Freight & Logistics (3.4%)
XPO Logistics, Inc. (a)	11,968	$544

Biotechnology (3.8%)
ACADIA Pharmaceuticals, Inc. (a)	1,380	45
Agios Pharmaceuticals, Inc. (a)	1,040	98
Alnylam Pharmaceuticals, Inc. (a)	784	82
Clovis Oncology, Inc. (a)	746	55
Intrexon Corp. (a)(b)	3,045	138
Ironwood Pharmaceuticals, Inc. (a)	7,212	116
Spark Therapeutics, Inc. (a)	971	75
		609
Capital Markets (8.9%)
Capitol Acquisition Corp. II (Units) (a)(c)	5,598	60
Financial Engines, Inc.	9,184	384
Greenhill & Co., Inc.	6,183	245
WisdomTree Investments, Inc.	34,192	734
		1,423
Chemicals (1.1%)
Platform Specialty Products Corp. (a)	6,574	169

Construction Materials (1.0%)
Eagle Materials, Inc.	1,978	165

Electric Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	113,183	—

Electronic Equipment, Instruments & Components (1.9%)
Cognex Corp. (a)	1,782	88
FARO Technologies, Inc. (a)	1,361	85
Universal Display Corp. (a)	2,617	122
		295
Energy Equipment & Services (0.5%)
US Silica Holdings, Inc. (b)	2,263	81

Health Care Equipment & Supplies (0.3%)
Sientra, Inc. (a)	2,624	51

Health Care Providers & Services (1.2%)
HealthEquity, Inc. (a)	7,674	192

Health Care Technology (9.5%)
athenahealth, Inc. (a)	4,579	547
Castlight Health, Inc., Class B (a)(b)	20,228	157
HMS Holdings Corp. (a)	12,512	193
Medidata Solutions, Inc. (a)	10,115	496
Veeva Systems, Inc., Class A (a)	5,177	132
		1,525
Hotels, Restaurants & Leisure (6.7%)
Fiesta Restaurant Group, Inc. (a)	7,713	470
Habit Restaurants, Inc. (The) (a)(b)	2,488	80
Krispy Kreme Doughnuts, Inc. (a)	11,190	224

Shake Shack, Inc., Class A (a)(b)	1,119	56
Zoe’s Kitchen, Inc. (a)	7,321	244
		1,074
Household Durables (0.4%)
iRobot Corp. (a)	2,101	69

Internet & Catalog Retail (8.0%)
Blue Nile, Inc. (a)	8,142	259
Groupon, Inc. (a)	12,350	89
Jumei International Holding Ltd. ADR (China) (a)(b)	6,970	110
MakeMyTrip Ltd. (India) (a)	6,985	153
Ocado Group PLC (United Kingdom) (a)	36,229	189
Qunar Cayman Islands Ltd. ADR (China) (a)	2,740	113
Wayfair, Inc., Class A (a)(b)	6,724	216
zulily, Inc., Class A (a)	11,058	144
		1,273
Internet Software & Services (22.4%)
Actua Corp. (a)	4,111	64
Angie’s List, Inc. (a)	10,817	63
Autohome, Inc. ADR (China) (a)	4,706	207
Benefitfocus, Inc. (a)	6,984	257
Coupons.com, Inc. (a)(b)	8,931	105
Criteo SA ADR (France) (a)	13,380	528
Dealertrack Technologies, Inc. (a)	9,324	359
Everyday Health, Inc. (a)	6,037	78
GrubHub, Inc. (a)	16,159	733
Just Eat PLC (United Kingdom) (a)	30,418	197
Marketo, Inc. (a)	2,835	73
New Relic, Inc. (a)	765	26
OPOWER, Inc. (a)(b)	6,737	68
Twitter, Inc. (a)	13,498	676
Youku Tudou, Inc. ADR (China) (a)	5,029	63
Zillow Group, Inc., Class A (a)	853	86
		3,583
Pharmaceuticals (1.5%)
Impax Laboratories, Inc. (a)	4,900	230

Professional Services (7.5%)
Advisory Board Co. (The) (a)	7,692	410
Corporate Executive Board Co. (The)	5,031	401
WageWorks, Inc. (a)	7,216	385
		1,196
Semiconductors & Semiconductor Equipment (1.8%)
Tessera Technologies, Inc.	7,253	292

Software (8.9%)
Ellie Mae, Inc. (a)	4,587	254
FireEye, Inc. (a)	2,206	87
FleetMatics Group PLC (a)	4,691	210
Guidewire Software, Inc. (a)	7,695	405
RealPage, Inc. (a)	3,596	72
Solera Holdings, Inc.	6,025	311
Xero Ltd. (Australia) (a)	4,412	80
		1,419

Specialty Retail (6.6%)
Citi Trends, Inc. (a)	4,823	130
Five Below, Inc. (a)	9,481	337
Lumber Liquidators Holdings, Inc. (a)(b)	1,952	60
Restoration Hardware Holdings, Inc. (a)	5,378	534
		1,061
Tech Hardware, Storage & Peripherals (0.3%)
Nimble Storage, Inc. (a)(b)	2,404	54
Total Common Stocks (Cost $11,488)		15,305

Preferred Stocks (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation Series M-1 (a)(d)(e)(f) (acquisition cost - $142; acquired 3/19/08)	9,428	17
Mode Media Corporation Escrow Series M-1 (a)(d)(e)(f) (acquisition cost - $13; acquired 3/19/08)	1,346	1
Total Preferred Stocks (Cost $155)		18

Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (a)(d)(f) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	17	—	@

	Face Amount (000)	Value (000)
Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $60; acquired 3/19/08)	$21	18
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $1; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $61)		18

	Shares
Short-Term Investments (11.2%)
Securities held as Collateral on Loaned Securities (6.8%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	954,795	955

	Face Amount (000)
Repurchase Agreements (0.9%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $44; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $46)	$44	44

Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $96; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $103)	96	96
		140
Total Securities held as Collateral on Loaned Securities (Cost $1,095)		1,095

	Shares	Value (000)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $701)	701,475	701
Total Short-Term Investments (Cost $1,796)		1,796
Total Investments (107.1%) (Cost $13,500) Including $1,067 of Securities Loaned (h)+		17,137
Liabilities in Excess of Other Assets (-7.1%)		(1,138)
Net Assets (100.0%)		$15,999

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $1,067,000 and $1,100,000, respectively. The Portfolio received cash collateral of approximately $1,095,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $5,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Security has been deemed illiquid at March 31, 2015.
(e)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $36,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $36,000 and represents 0.2% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $526,000 and 3.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $13,500,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,637,000 of which approximately $4,741,000 related to appreciated securities and approximately $1,104,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	22.6%
Other**	21.5
Health Care Technology	9.5
Capital Markets	8.9
Software	8.8
Internet & Catalog Retail	7.9
Professional Services	7.5
Hotels, Restaurants & Leisure	6.7
Specialty Retail	6.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Automobiles (3.0%)
Tesla Motors, Inc. (a)(b)	33,372	$6,300

Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc. (a)	5,791	1,004
Alnylam Pharmaceuticals, Inc. (a)	9,582	1,000
Gilead Sciences, Inc. (a)	21,034	2,064
Regeneron Pharmaceuticals, Inc. (a)	2,917	1,317
		5,385
Chemicals (1.7%)
Monsanto Co.	30,523	3,435

Diversified Financial Services (3.9%)
McGraw Hill Financial, Inc.	55,658	5,755
MSCI, Inc.	39,315	2,411
		8,166
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	18,681	958

Food Products (4.7%)
Keurig Green Mountain, Inc.	39,572	4,421
Mead Johnson Nutrition Co.	53,745	5,403
		9,824
Health Care Equipment & Supplies (4.1%)
Intuitive Surgical, Inc. (a)	16,791	8,480

Health Care Technology (0.8%)
athenahealth, Inc. (a)	13,897	1,659

Hotels, Restaurants & Leisure (2.2%)
Starbucks Corp.	49,459	4,684

Information Technology Services (4.4%)
Mastercard, Inc., Class A	60,906	5,262
Visa, Inc., Class A	61,388	4,015
		9,277
Insurance (1.8%)
Progressive Corp. (The)	141,042	3,836

Internet & Catalog Retail (13.4%)
Amazon.com, Inc. (a)	44,565	16,583
JD.com, Inc. ADR (China) (a)	80,564	2,367
Netflix, Inc. (a)	5,123	2,135
Priceline Group, Inc. (a)	5,967	6,946
		28,031
Internet Software & Services (24.1%)
Alibaba Group Holding Ltd. ADR (China) (a)	32,917	2,740
eBay, Inc. (a)	36,070	2,081
Facebook, Inc., Class A (a)	197,901	16,270
Google, Inc., Class A (a)	6,789	3,766

Google, Inc., Class C (a)	15,594	8,545
LinkedIn Corp., Class A (a)	28,026	7,003
Twitter, Inc. (a)	200,092	10,021
		50,426
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	55,157	10,239

Media (2.4%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $1,250; acquired 10/15/14)	590	1,234
Naspers Ltd., Class N (South Africa)	25,150	3,862
		5,096
Pharmaceuticals (5.6%)
Actavis PLC (a)	11,027	3,282
Valeant Pharmaceuticals International, Inc. (Canada) (a)	41,962	8,334
		11,616
Semiconductors & Semiconductor Equipment (1.0%)
ARM Holdings PLC ADR (United Kingdom)	40,756	2,009

Software (7.9%)
FireEye, Inc. (a)	39,916	1,567
Salesforce.com, Inc. (a)	103,293	6,901
Splunk, Inc. (a)	34,318	2,031
Workday, Inc., Class A (a)	72,120	6,088
		16,587
Tech Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	59,058	7,348

Textiles, Apparel & Luxury Goods (2.0%)
Michael Kors Holdings Ltd. (a)	61,830	4,065
Total Common Stocks (Cost $103,522)		197,421

Preferred Stocks (1.0%)
Internet & Catalog Retail (0.8%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,335; acquired 4/16/14)	32,784	1,653

Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost - $485; acquired 1/30/14)	25,401	483
Total Preferred Stocks (Cost $1,820)		2,136

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	39,043,224	15
USD/CNY November 2015 @ CNY 6.65	32,646,016	100
Total Call Options Purchased (Cost $216)		115

	Shares	Value (000)
Short-Term Investments (8.1%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	6,131,615	6,132

	Face Amount (000)
Repurchase Agreements (0.4%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $287; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $293)	$287	287
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $615; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $665)	615	615
		902
Total Securities held as Collateral on Loaned Securities (Cost $7,034)		7,034

	Shares
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $9,840)	9,839,931	9,840
Total Short-Term Investments (Cost $16,874)		16,874
Total Investments (103.7%) (Cost $122,432) Including $6,875 of Securities Loaned (g)+		216,546
Liabilities in Excess of Other Assets (-3.7%)		(7,642)
Net Assets (100.0%)		$208,904

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were approximately $6,875,000 and $7,064,000, respectively. The Portfolio received cash collateral of approximately $7,034,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of approximately $30,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $3,370,000 and represents 1.6% of net assets.

(d)	Security has been deemed illiquid at March 31, 2015.
(e)

At March 31, 2015, the Portfolio held fair valued securities valued at approximately $3,370,000, representing 1.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rate share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $3,862,000 and 1.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $122,432,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $94,114,000 of which approximately $96,612,000 related to appreciated securities and approximately $2,498,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.1%
Internet Software & Services	24.3
Internet & Catalog Retail	14.2
Software	7.9
Pharmaceuticals	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.
**	Industries and/or investment types representing less than 5% of total investments.

The Universal Institutional Funds, Inc.

Notes to the Portfolio of Investments • March 31, 2015 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$459	$—		$459
Agency Fixed Rate Mortgages	—	41,438	—		41,438
Asset-Backed Securities	—	5,239	—		5,239
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,542	—		4,542
Commercial Mortgage-Backed Securities	—	14,020	—		14,020
Corporate Bonds	—	70,799	—	†	70,799 †
Mortgages - Other	—	16,467	—		16,467
Municipal Bonds	—	1,984	—		1,984
Sovereign	—	15,166	—		15,166
U.S. Agency Security	—	3,175	—		3,175
U.S. Treasury Securities	—	27,694	—		27,694
Total Fixed Income Securities	—	200,983	—	†	200,983 †
Short-Term Investments
Investment Company	48,548	—	—		48,548
Repurchase Agreements	—	3,423	—		3,423
U.S. Treasury Securities	—	1,424	—		1,424
Total Short-Term Investments	48,548	4,847	—		53,395
Foreign Currency Forward Exchange Contracts	—	491	—		491
Futures Contracts	266	—	—		266
Credit Default Swap Agreement	—	4	—		4
Interest Rate Swap Agreement	—	147	—		147
Total Assets	48,814	206,472	—	†	255,286 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(24)	—		(24)
Futures Contract	(149)	—	—		(149)
Credit Default Swap Agreements	—	(41)	—		(41)
Interest Rate Swap Agreements	—	(484)	—		(484)
Total Liabilities	(149)	(549)	—		(698)
Total	$48,665	$205,923	$—	†	$254,588 †

†               Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporate Bond
Core Plus Fixed Income	(000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—

†                               Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$32,873	$—	$32,873
Sovereign	—	219,023	—	219,023
Total Fixed Income Securities	—	251,896	—	251,896
Warrants	—	130	—	130
Short-Term Investments
Investment Company	28,491	—	—	28,491
Repurchase Agreements	—	6,465	—	6,465
Total Short-Term Investments	28,491	6,465	—	34,956
Total Assets	28,491	258,491	—	286,982
Liabilities:
Futures Contract	(78)	—	—	(78)
Total	$28,413	$258,491	$—	$286,904

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$575	$—	$575
Airlines	1,401	—	—	1,401
Automobiles	—	6,725	—	6,725
Banks	15,730	56,828	—	72,558
Beverages	6,997	5,627	—	12,624
Chemicals	—	3,994	—	3,994
Construction & Engineering	—	1,311	—	1,311
Construction Materials	6,271	2,976	—	9,247
Consumer Finance	—	3,360	—	3,360
Diversified Consumer Services	1,214	—	—	1,214
Diversified Financial Services	1,785	7,906	—	9,691
Diversified Telecommunication Services	—	3,374	—	3,374
Electronic Equipment, Instruments & Components	—	4,776	—	4,776
Energy Equipment & Services	—	406	—	406
Food & Staples Retailing	1,623	3,459	—	5,082
Food Products	6,992	4,862	—	11,854
Health Care Equipment & Supplies	—	769	—	769
Health Care Providers & Services	—	3,993	—	3,993
Hotels, Restaurants & Leisure	2,918	1,634	—	4,552
Household Durables	—	7,150	—	7,150
Independent Power Producers & Energy Traders	—	1,402	—	1,402
Industrial Conglomerates	3,685	4,680	—	8,365
Information Technology Services	—	1,786	—	1,786
Insurance	—	12,545	—	12,545
Internet & Catalog Retail	1,563	—	—	1,563
Internet Software & Services	3,750	17,015	—	20,765
Machinery	—	4,306	—	4,306
Media	—	9,286	—	9,286
Multi-line Retail	3,420	3,474	—	6,894
Oil, Gas & Consumable Fuels	3,440	10,598	—	14,038
Paper & Forest Products	—	3,395	—	3,395
Personal Products	—	5,239	—	5,239
Pharmaceuticals	—	6,864	—	6,864
Professional Services	—	2,401	—	2,401
Real Estate Management & Development	—	3,654	—	3,654
Road & Rail	—	1,889	—	1,889
Semiconductors & Semiconductor Equipment	—	19,095	—	19,095
Software	—	1,142	—	1,142
Specialty Retail	—	3,031	—	3,031
Tech Hardware, Storage & Peripherals	—	15,502	—	15,502
Textiles, Apparel & Luxury Goods	—	8,369	—	8,369
Trading Companies & Distributors	—	687	—	687
Transportation Infrastructure	1,577	2,262	—	3,839
Wireless Telecommunication Services	2,407	23,562	—	25,969
Total Common Stocks	64,773	281,909	—	346,682
Investment Company	—	1,836	—	1,836
Short-Term Investments
Investment Company	16,912	—	—	16,912
Repurchase Agreements	—	1,752	—	1,752
Total Short-Term Investments	16,912	1,752	—	18,664
Foreign Currency Forward Exchange Contracts	—	4	—	4
Total Assets	81,685	285,501	—	367,186
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(144)	—	(144)
Total	$81,685	$285,357	$—	$367,042

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$—	$3,944	$—	$3,944
Diversified Financial Services	545	—	—	545
Food Products	2,115	8,374	—	10,489
Household Products	2,361	3,540	—	5,901
Industrial Conglomerates	1,045	—	—	1,045
Information Technology Services	4,505	—	—	4,505
Media	4,740	1,295	—	6,035
Pharmaceuticals	—	2,081	—	2,081
Professional Services	—	1,085	—	1,085
Software	3,787	1,073	—	4,860
Textiles, Apparel & Luxury Goods	1,061	756	—	1,817
Tobacco	1,592	5,751	—	7,343
Total Common Stocks	21,751	27,899	—	49,650
Short-Term Investment
Investment Company	904	—	—	904
Total Assets	$22,655	$27,899	$—	$50,554

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$4,180	$—	$4,180
Communications	9,728	2,814	—	12,542
Diversified	2,654	2,002	—	4,656
Electricity Transmission & Distribution	4,860	3,810	—	8,670
Oil & Gas Storage & Transportation	36,528	5,059	—	41,587
Ports	—	740	—	740
PPA Contracted Renewables	2,225	—	—	2,225
Railroads	798	—	—	798
Toll Roads	640	7,821	—	8,461
Water	988	6,083	—	7,071
Total Common Stocks	58,421	32,509	—	90,930
Short-Term Investments
Investment Company	7,537	—	—	7,537
Repurchase Agreements	—	581	—	581
Total Short-Term Investments	7,537	581	—	8,118
Total Assets	$65,958	$33,090	$—	$99,048

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$4,100	$26,629	$—	†	$30,729	†
Health Care	3,987	16	—		4,003
Industrial	1,479	2,265	—		3,744
Lodging/Resorts	6,398	—	—		6,398
Mixed Industrial/Office	1,526	225	—		1,751
Office	6,615	6,099	—		12,714
Residential	12,232	1,683	—		13,915
Retail	18,008	9,915	—		27,923
Self Storage	3,242	156	—		3,398
Total Common Stocks	57,587	46,988	—	†	104,575	†
Short-Term Investment
Investment Company	1,367	—	—		1,367
Total Assets	$58,954	$46,988	$—	†	$105,942	†

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock
Global Real Estate	(000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Tactical Asset Allocation
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,953	$—	$4,953
Asset-Backed Securities	—	473	—	473
Collateralized Mortgage Obligations - Agency Collateral Series	—	350	—	350
Commercial Mortgage-Backed Securities	—	1,880	—	1,880
Corporate Bonds	—	13,229	—	13,229
Mortgage - Other	—	237	—	237
Sovereign	—	20,687	—	20,687
U.S. Treasury Securities	—	6,219	—	6,219
Total Fixed Income Securities	—	48,028	—	48,028
Common Stocks
Aerospace & Defense	2,079	560	—	2,639
Air Freight & Logistics	695	150	—	845
Airlines	—	21	—	21
Auto Components	62	241	—	303
Automobiles	274	1,347	—	1,621
Banks	3,591	6,209	—	9,800
Beverages	766	1,232	—	1,998
Biotechnology	1,589	156	—	1,745
Building Products	—	350	—	350
Capital Markets	927	952	—	1,879
Chemicals	722	1,396	—	2,118
Commercial Services & Supplies	101	138	—	239
Communications Equipment	1,081	305	—	1,386
Construction & Engineering	2	265	—	267
Construction Materials	—	162	—	162
Consumer Finance	1,110	—	—	1,110
Containers & Packaging	20	55	—	75
Diversified Consumer Services	56	—	—	56
Diversified Financial Services	586	202	—	788
Diversified Telecommunication Services	858	1,679	—	2,537
Electric Utilities	412	637	—	1,049
Electrical Equipment	192	569	—	761
Electronic Equipment, Instruments & Components	67	341	—	408
Energy Equipment & Services	1,681	73	—	1,754
Food & Staples Retailing	2,605	656	—	3,261
Food Products	351	1,758	—	2,109
Gas Utilities	4	118	—	122
Health Care Equipment & Supplies	1,168	323	—	1,491
Health Care Providers & Services	1,197	55	—	1,252
Health Care Technology	49	—	—	49
Hotels, Restaurants & Leisure	974	301	—	1,275
Household Durables	—	137	—	137
Household Products	1,829	410	—	2,239
Independent Power Producers & Energy Traders	4	12	—	16
Industrial Conglomerates	1,456	685	—	2,141
Information Technology Services	1,969	86	—	2,055
Insurance	468	2,540	—	3,008
Internet & Catalog Retail	533	35	—	568
Internet Software & Services	1,462	19	—	1,481
Life Sciences Tools & Services	60	65	—	125
Machinery	280	782	—	1,062
Marine	—	122	—	122
Media	1,916	782	—	2,698
Metals & Mining	1,494	1,065	—	2,559
Multi-Utilities	170	698	—	868
Multi-line Retail	1,278	183	—	1,461
Oil, Gas & Consumable Fuels	3,394	2,390	—	5,784
Paper & Forest Products	—	21	—	21
Personal Products	42	338	—	380
Pharmaceuticals	3,063	4,029	—	7,092
Professional Services	50	326	—	376
Real Estate Investment Trusts (REITs)	694	509	—	1,203
Real Estate Management & Development	38	352	—	390
Road & Rail	786	241	—	1,027
Semiconductors & Semiconductor Equipment	901	428	—	1,329
Software	1,553	353	—	1,906
Specialty Retail	3,839	400	—	4,239
Tech Hardware, Storage & Peripherals	2,782	142	—	2,924
Textiles, Apparel & Luxury Goods	803	635	—	1,438
Thrifts & Mortgage Finance	8	—	—	8
Tobacco	828	704	—	1,532
Trading Companies & Distributors	5	243	—	248
Transportation Infrastructure	—	86	—	86
Water Utilities	—	102	—	102
Wireless Telecommunication Services	65	646	—	711
Total Common Stocks	54,989	39,817	—	94,806
Rights	16	— @	—	16
Warrants	1	—	—	1
Investment Companies	9,167	—	—	9,167
Short-Term Investments
Investment Company	19,418	—	—	19,418
U.S. Treasury Securities	—	1,734	—	1,734
Total Short-Term Investments	19,418	1,734	—	21,152
Foreign Currency Forward Exchange Contracts	—	575	—	575
Futures Contracts	1,249	—	—	1,249
Credit Default Swap Agreements	—	81	—	81
Interest Rate Swap Agreements	—	131	—	131
Total Return Swap Agreements	—	191	—	191
Total Assets	84,840	90,557	—	175,397
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(653)	—	(653)
Futures Contracts	(236)	—	—	(236)
Credit Default Swap Agreements	—	(10)	—	(10)
Interest Rate Swap Agreements	—	(211)	—	(211)
Total Return Swap Agreements	—	(262)	—	(262)
Total Liabilities	(236)	(1,136)	—	(1,372)
Total	$84,604	$89,421	$—	$174,025

@                      Value is less than $500

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$1,916	$—	$—	$1,916
Automobiles	5,699	—	—	5,699
Beverages	2,233	—	—	2,233
Biotechnology	4,395	—	—	4,395
Commercial Services & Supplies	2,005	—	—	2,005
Communications Equipment	2,215	—	—	2,215
Diversified Financial Services	11,259	—	—	11,259
Electrical Equipment	879	—	—	879
Food Products	10,822	—	—	10,822
Health Care Equipment & Supplies	8,397	—	—	8,397
Health Care Technology	5,175	—	—	5,175
Hotels, Restaurants & Leisure	9,038	—	—	9,038
Information Technology Services	8,693	—	—	8,693
Internet & Catalog Retail	6,201	976	—	7,177
Internet Software & Services	29,601	—	2,901	32,502
Life Sciences Tools & Services	9,877	—	—	9,877
Machinery	1,839	—	—	1,839
Media	—	—	3,138	3,138
Pharmaceuticals	10,926	—	—	10,926
Professional Services	8,479	—	—	8,479
Software	23,674	—	—	23,674
Tech Hardware, Storage & Peripherals	1,163	—	—	1,163
Textiles, Apparel & Luxury Goods	7,548	—	—	7,548
Total Common Stocks	172,034	976	6,039	179,049
Preferred Stocks	—	—	5,733	5,733
Convertible Preferred Stocks	—	—	289	289
Call Options Purchased	—	111	—	111
Short-Term Investments
Investment Company	14,355	—	—	14,355
Repurchase Agreements	—	1,015	—	1,015
Total Short-Term Investments	14,355	1,015	—	15,370
Total Assets	$186,389	$2,102	$12,061	$200,552

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$6,051	$5,365	$290
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(12)	368	(1)
Realized gains (losses)	—	—	—
Ending Balance	$6,039	$5,733	$289

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$(12)	$368	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable					Selected Value/		Valuation from an
Mid Cap Growth	March 31, 2015 (000)	Technique	Input	Range				Weighted Average		Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$10	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43		$0.43		$0.43		Increase
Preferred Stocks	$1,696	Market Transaction Method	Tender Offer Valuation	$50.41		$50.41		$50.41		Increase

	$2,199	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76		Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24		Increase

Internet Software & Services
Common Stock	$2,901	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$279	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.9	x	18.6	x	13.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$3,138	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		16.0%		15.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.4	x	8.3	x	5.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stocks	$1,838	Market Transaction Method	Issuance Price at Closing of Financing	$8.89		$8.89		$8.89		Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$97,694	$—	$—	$97,694
Diversified	35,030	—	—	35,030
Health Care	36,782	—	—	36,782
Industrial	11,309	—	11,651	22,960
Lodging/Resorts	60,589	—	—	60,589
Manufactured Homes	7,943	—	—	7,943
Mixed Industrial/Office	8,600	—	—	8,600
Office	58,419	—	4,592	63,011
Regional Malls	88,552	—	—	88,552
Retail Free Standing	12,280	—	—	12,280
Self Storage	28,339	—	—	28,339
Shopping Centers	43,413	—	—	43,413
Total Common Stocks	488,950	—	16,243	505,193
Short-Term Investment
Investment Company	17,446	—	—	17,446
Total Assets	$506,396	$—	$16,243	$522,639

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks
U.S. Real Estate	(000)
Beginning Balance	$16,612
Purchases	430
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(912)
Change in unrealized appreciation (depreciation)	113
Realized gains (losses)	—
Ending Balance	$16,243

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$113

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	March 31, 2015 (000)	Technique	Input
Industrial
Common Stocks	$11,651	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

Office
Common Stocks	$4,592	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Air Freight & Logistics	$544	$—		$—		$544
Biotechnology	609	—		—		609
Capital Markets	1,363	60		—		1,423
Chemicals	169	—		—		169
Construction Materials	165	—		—		165
Electric Utilities	—	—		—	†	—	†
Electronic Equipment, Instruments & Components	295	—		—		295
Energy Equipment & Services	81	—		—		81
Health Care Equipment & Supplies	51	—		—		51
Health Care Providers & Services	192	—		—		192
Health Care Technology	1,525	—		—		1,525
Hotels, Restaurants & Leisure	1,074	—		—		1,074
Household Durables	69	—		—		69
Internet & Catalog Retail	1,084	189		—		1,273
Internet Software & Services	3,386	197		—		3,583
Pharmaceuticals	230	—		—		230
Professional Services	1,196	—		—		1,196
Semiconductors & Semiconductor Equipment	292	—		—		292
Software	1,339	80		—		1,419
Specialty Retail	1,061	—		—		1,061
Tech Hardware, Storage & Peripherals	54	—		—		54
Total Common Stocks	14,779	526		—	†	15,305	†
Preferred Stocks	—	—		18		18
Convertible Preferred Stock	—	—	@	—		—	@
Promissory Notes	—	—		18		18
Short-Term Investments
Investment Company	1,656	—		—		1,656
Repurchase Agreements	—	140		—		140
Total Short-Term Investments	1,656	140		—		1,796
Total Assets	$16,435	$666		$36	†	$17,137	†

@            Value is less than $500

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)
Beginning Balance	$—	†	$18	$—	@	$18
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	(—@	)	—
Corporate actions	—		—	—		—
Change in unrealized appreciation (depreciation)	—		—	(—@	)	—
Realized gains (losses)	—		—	—		—
Ending Balance	$—	†	$18	$—		$18

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—		$—	$ (—@	)	$—

@            Value is less than $500.

†                 Includes one security which was valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Impact to
Fair Value at	Valuation	Unobservable	Valuation from an
Small Company Growth	March 31, 2015 (000)	Technique	Input	Range	Selected Value	Increase in Input

Internet Software & Services
Preferred Stock	$17	Market Transaction Method	Precedent Transaction	$4.18	$4.18	$4.18	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/Revenue	1.5	x	6.5	x	4.2	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Preferred Stock - Escrow	$1	Discount for Escrow	54.8%	54.8%	54.8%	Decrease

Promissory Note	$18	Market Transaction	Valuation at Issuance as a Percentage of Principal	$100.00	$100.00	$100.00	Increase
Cost of Debt	14.1%	14.1%	14.1%	Decrease
Valuation as a Percentage of Principal	87.6%	87.6%	87.6%	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$6,300	$—	$—	$6,300
Biotechnology	5,385	—	—	5,385
Chemicals	3,435	—	—	3,435
Diversified Financial Services	8,166	—	—	8,166
Electrical Equipment	958	—	—	958
Food Products	9,824	—	—	9,824
Health Care Equipment & Supplies	8,480	—	—	8,480
Health Care Technology	1,659	—	—	1,659
Hotels, Restaurants & Leisure	4,684	—	—	4,684
Information Technology Services	9,277	—	—	9,277
Insurance	3,836	—	—	3,836
Internet & Catalog Retail	28,031	—	—	28,031
Internet Software & Services	50,426	—	—	50,426
Life Sciences Tools & Services	10,239	—	—	10,239
Media	—	3,862	1,234	5,096
Pharmaceuticals	11,616	—	—	11,616
Semiconductors & Semiconductor Equipment	2,009	—	—	2,009
Software	16,587	—	—	16,587
Tech Hardware, Storage & Peripherals	7,348	—	—	7,348
Textiles, Apparel & Luxury Goods	4,065	—	—	4,065
Total Common Stocks	192,325	3,862	1,234	197,421
Preferred Stocks	—	—	2,136	2,136
Call Options Purchased	—	115	—	115
Short-Term Investments
Investment Company	15,972	—	—	15,972
Repurchase Agreements	—	902	—	902
Total Short-Term Investments	15,972	902	—	16,874
Total Assets	$208,297	$4,879	$3,370	$216,546

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,234	$2,138
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	(2)
Realized gains (losses)	—	—
Ending Balance	$1,234	$2,136

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$—	$(2)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable					Selected Value/		Valuation from an
Growth	March 31, 2015 (000)	Technique	Input	Range				Weighted Average		Increase in Input

Internet & Catalog Retail
Preferred Stock	$1,653	Market Transaction Method	Tender Offer Valuation	$50.41		$50.41		$50.41		Increase

Internet Software & Services
Preferred Stock	$483	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.9	x	18.6	x	13.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$1,234	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		16.0%		15.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.4	x	8.3	x	5.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using unadjusted quoted prices at December 31, 2014 were valued using other significant observable inputs at March 31, 2015. The value of the transfer was approximately as follows:

Emerging Markets Equity	Global Real Estate	Global Tactical Asset Allocation
$300,000	$156,000	$287,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. Securities that were valued using significant other inputs at December 31, 2014 were valued using unadjusted quoted prices at March 31, 2015. The values of the transfers were approximately as follows:

Emerging Markets Equity	Global Infrastructure	Global Real Estate
$24,764,000	$352,000	$575,000

At March 31, 2015, the Fund held a security that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2014 and was valued using other significant observable inputs at March 31, 2015. The value of the transfer was approximately as follows:

Small Company Growth
$—	@

@ Value is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015